UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   7/31/13

Item 1.  Schedule of Investments.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security					Value

	COMMON STOCK - 65.1%
	ADVERTISING - 1.5%
78,800	Lamar Advertising Co. * ^ #					$ 3,414,404

	AUTO MANUFACTURERS - 2.8%
185,400	General Motors Co. * ^ #					6,650,298

	BEVERAGES - 0.6%
80,381	DE Master Blenders 1753 NV *					1,322,554

	BIOTECHNOLOGY - 0.2%
6,544	Life Technologies Corp. * #					488,182

	CHEMICALS - 1.3%
10,800	Ashland, Inc. ^					937,872
120,154	Huntsman Corp. ^ #					2,165,175
						3,103,047
	COMMERCIAL SERVICES - 0.8%
1,332	Arbitron, Inc.					61,219
7,168	Lender Processing Services Inc.					234,250
113,431	Stewart Enterprises Inc.					1,490,483
						1,785,952
	COMPUTERS - 0.5%
101,783	Dell, Inc. #					1,289,591

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
19,800	SLM Corp. ^					489,258

	ELECTRIC - 1.8%
179,087	NV Energy, Inc. #					4,231,826

	ENTERTAINMENT - 1.5%
23,600	Penn National Gaming, Inc. * ^					1,179,764
100,938	SHFL Entertainment, Inc. *					2,296,339
						3,476,103
	FOOD - 2.5%
30,100	Dean Foods Co. * ^ #					328,090
131,037	Smithfield Foods, Inc. * ^ #					4,350,428
59,507	WhiteWave Foods Co. - Cl B * #					1,099,689
						5,778,207
	FOREST PRODUCTS & PAPER - 1.7%
84,500	International Paper Co. ^ #					4,082,195

	HEALTHCARE-SERVICES - 1.1%
115,341	Health Management Associates, Inc. * ^					1,554,797
49,061	Vanguard Health Systems, Inc. *					1,025,865
						2,580,662
	HOME FURNISHINGS - 0.1%
10,000	Sony Corp. ^					210,400
10,300	TiVo, Inc. * ^					113,815
						324,215
	INSURANCE - 2.0%
105,100	American International Group, Inc. * ^ #					4,783,101

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security					Value

	INTERNET - 2.3%
17,500	Equinix, Inc. * ^					$ 3,138,625
32,480	Sourcefire, Inc. *					2,449,966
						5,588,591
	LEISURE TIME - 0.2%
15,858	WMS Industries, Inc. *					408,344

	LODGING - 0.1%
8,333	Ameristar Casinos, Inc.					220,574

	MACHINERY-DIVERSIFIED - 0.1%
19,428	Intermec, Inc. * #					192,920

	MEDIA - 5.1%
20,758	Discovery Communications, Inc. * #					1,508,276
53,100	DISH Network Corp. ^ #					2,370,915
11,686	Liberty Global PLC * ^ #					901,700
22,510	News Corp. - Cl. B * ^ #					362,186
31,990	News Corp. - Cl. A * ^ #					509,601
90,040	Twenty-First Century Fox, Inc. - Cl B #					2,700,300
127,960	Twenty-First Century Fox, Inc. - Cl. A ^ #					3,823,445
						12,176,423
	MINING - 0.7%
38,742	Freeport-McMoran Copper & Gold, Inc. ^ #					1,095,650
255,855	Uranium One, Inc. *					660,336
						1,755,986
	MISCELLANEOUS MANUFACTURING - 3.6%
39,400	Dover Corp. ^ #					3,374,216
17,600	Eaton Corp. PLC ^					1,213,520
63,433	Ingersoll-Rand PLC ^					3,872,585
						8,460,321
	OIL & GAS - 11.0%
33,000	Anadarko Petroleum Corp. ^ #					2,921,160
42,400	Berry Petroleum Co. ^ #					1,719,320
102,200	BP PLC - ADR ^ #					4,235,168
94,000	Hess Corp. ^ #					6,999,240
36,700	Murphy Oil Corp. ^ #					2,485,324
79,400	Noble Corp. ^					3,033,080
15,300	Occidental Petroleum Corp. ^ #					1,362,465
49,000	Transocean Ltd. ^					2,310,840
31,600	Valero Energy Corp. ^ #					1,130,332
						26,196,929
	OIL & GAS SERVICES - 2.0%
49,400	Oil States International, Inc. * ^ #					4,803,162

	PHARMACEUTICALS - 9.9%
50,500	AbbVie, Inc. ^ #					2,296,740
464,921	Elan Corp. PLC * ^					7,159,783
57,300	Eli Lilly & Co. ^ #					3,043,203
37,400	Onyx Pharmaceuticals, Inc. * ^					4,910,620
142,664	Pfizer, Inc. ^ #					4,170,069
95,300	Warner Chilcott PLC ^					2,030,843
						23,611,258
	PIPELINES - 2.0%
9,061	Kinder Morgan Energy Partners LP #					747,623
14,300	ONEOK, Inc. ^					757,185
95,500	Williams Co., Inc. ^ #					3,263,235
						4,768,043
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security					Value

	REITS - 1.7%
49,171	CommonWealth REIT ^ #					$ 1,134,375
58,734	Corrections Corp. of America ^ #					1,941,159
9,500	CYS Investments, Inc.					78,850
32,800	Weyerhaeuser Co. ^					931,520
						4,085,904
	RETAIL - 2.4%
2,367	CST Brands, Inc. *					77,188
163,682	OfficeMax, Inc. ^					1,864,338
22,698,646	PCD Stores Group Ltd.					3,512,227
20,382	Saks, Inc. * ^					326,520
						5,780,273
	SAVINGS & LOANS - 2.2%
554,100	Hudson City Bancorp, Inc. #					5,297,196

	SEMICONDUCTORS - 0.4%
29,228	Spreadtrum Communications, Inc. - ADR					872,163

	SOFTWARE - 1.0%
52,833	BMC Software, Inc. * #					2,428,733

	TELECOMMUNICATIONS - 1.8%
29,800	AT&T, Inc. ^ #					1,051,046
62,900	Leap Wireless International, Inc. * ^					1,049,172
152,782	Sprint Corp. * ^					910,581
55,500	T-Mobile US, Inc. ^ #					1,338,105
						4,348,904

	TOTAL COMMON STOCK (Cost - $147,888,807)					154,795,319

	CLOSED-END FUND - 1.2%
166,674	Eaton Vance Floating-Rate Income Trust #					2,786,789
	TOTAL CLOSED-END FUND (Cost - $2,699,998)

			Dividend Rate
	PREFERRED STOCK - 13.0%
	BANKS - 6.9%
70,000	Countrywide Capital IV #		6.75%			1,764,700
92,524	Countrywide Capital V #		7.00			2,323,277
155,700	GMAC Capital Trust I #		8.13			4,133,835
40,355	HSBC USA, Inc.		6.50			1,012,507
60,000	PrivateBancorp, Inc. #		7.13			1,510,200
80,700	Royal Bank of Scotland Group PLC		6.35			1,597,860
44,844	Royal Bank of Scotland Group PLC		7.25			1,011,681
						13,354,060
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
44,746	RBS Capital Funding Trust VII * #		6.08			887,761
16,439	SLM Corp.		1.97			1,132,647
9,808	SLM Corp.		6.97			478,140
						2,498,548
	PIPELINES - 1.9%
170,900	NuStar Logistics LP #		7.63			4,508,342

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security		Dividend Rate			Value

	REITS - 3.1%
150,000	CommonWealth REIT		7.25			$ 3,712,500
50,000	LaSalle Hotel Properties #		7.50			1,265,000
110,000	Ventas Capital Corp. #		5.45			2,477,200
						7,454,700

	TOTAL PREFERRED STOCK (Cost - $28,459,780)					27,815,650

Principal			Interest	Maturity
Amount			Rate	Date
	BONDS & NOTES - 13.3%
	AIRLINES - 2.5%
$ 2,025,000	American Airlines, Inc. - 144A *** #		7.5000%	3/15/2016		2,435,062
2,921,000	American Airlines, Inc. *** #		10.5000	10/15/2012		3,549,015
						5,984,077
	BANKS - 2.1%
1,500,000	JPMorgan Chase & Co. + #		7.9000	Perpetual		1,670,412
2,650,000	Royal Bank of Scotland Group PLC +		7.6400	Perpetual		2,418,125
1,000,000	Royal Bank of Scotland Group PLC +		7.6480	Perpetual		960,000
2,750,000	Wells Fargo & Co.		7.9800			3,086,875
						8,135,412
	COMMERCIAL SERVICES - 0.5%
1,086,000	Lender Processing Services, Inc.		5.7500	4/15/2023		1,167,450

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
5,600,000	General Electric Capital Corp. + #		7.1250	12/15/2049		6,310,539
4,000,000	Goldman Sachs Capital I #		6.3450	2/15/2034		3,979,544
						10,290,083
	HEALTHCARE-PRODUCTS - 0.7%
1,500,000	Accellent, Inc. #		8.3750	2/1/2017		1,567,500

	HEALTHCARE-SERVICES - 0.5%
1,137,000	Vanguard Holding Co. II, Inc. #		7.7500	2/1/2019		1,226,539

	OIL & GAS SERVICES - 0.2%
522,000	Oil States International, Inc. - 144A		5.1250	1/15/2023		575,505

	TELECOMMUNICATIONS - 2.5%
2,986,000	Clearwire Communications LLC - 144A #		12.0000	12/1/2015		3,172,625
2,041,000	Cricket Communications, Inc.		7.7500	10/15/2020		2,329,291
405,000	MetroPCS Wireless, Inc. #		6.6250	11/15/2020		426,769
						5,928,685

	TOTAL BONDS & NOTES (Cost - $34,533,608)					34,875,251

Contracts**
	PURCHASED OPTIONS - 0.3%
505	AbbVie, Inc.					2,525
	Put - Expiration August 2013, Exercise Price $35.00
292	American International Group, Inc.					9,928
	Put - Expiration September 2013, Exercise Price $40.00
394	American International Group, Inc.					18,518
	Put - Expiration September 2013, Exercise Price $41.00
365	American International Group, Inc.					21,535
	Put - Expiration October 2013, Exercise Price $40.00
365	American International Group, Inc.					1,643
	Put - Expiration August 2013, Exercise Price $35.00
61	Anadarko Petroleum Corp.					61
	Put - Expiration August 2013, Exercise Price $60.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts**	Security					Value

	PURCHASED OPTIONS (Continued) - 0.3%
204	Anadarko Petroleum Corp.					$ 816
	Put - Expiration August 2013, Exercise Price $70.00
65	Anadarko Petroleum Corp.					650
	Put - Expiration August 2013, Exercise Price $77.50
54	Ashland, Inc.					2,160
	Put - Expiration October 2013, Exercise Price $70.00
54	Ashland, Inc.					4,590
	Put - Expiration October 2013, Exercise Price $75.00
1,438	AT&T, Inc.					9,347
	Put - Expiration September 2013, Exercise Price $31.00
424	Berry Petroleum Co.					4,240
	Put - Expiration August 2013, Exercise Price $35.00
818	BP PLC - ADR					24,540
	Put - Expiration October 2013, Exercise Price $37.00
150	CommonWealth REIT					3,750
	Put - Expiration October 2013, Exercise Price $17.50
271	CommonWealth REIT					19,647
	Put - Expiration October 2013, Exercise Price $20.00
199	Corrections Corp. Of America					8,955
	Put - Expiration September 2013, Exercise Price $28.00
301	Deans Foods Co.					64,715
	Put - Expiration September 2013, Exercise Price $13.00
173	DISH Network Corp.					3,460
	Put - Expiration September 2013, Exercise Price $32.00
270	DISH Network Corp.					24,300
	Put - Expiration September 2013, Exercise Price $39.00
206	Dover Corp.					1,030
	Put - Expiration September 2013, Exercise Price $65.00
143	Dover Corp.					2,145
	Put - Expiration September 2013, Exercise Price $70.00
176	Eaton Corp.					7,040
	Put - Expiration October 2013, Exercise Price $57.50
377	Elan Corp. PLC					1,885
	Put - Expiration August 2013, Exercise Price $11.00
469	Elan Corp. PLC					2,345
	Put - Expiration August 2013, Exercise Price $12.00
712	Elan Corp. PLC					3,560
	Put - Expiration September 2013, Exercise Price $12.00
573	Eli Lilly & Co.					11,460
	Put - Expiration September 2013, Exercise Price $47.00
51	Equinix, Inc.					14,790
	Put - Expiration September 2013, Exercise Price $165.00
77	Equinix, Inc.					33,110
	Put - Expiration September 2013, Exercise Price $170.00
16	Equinix, Inc.					12,480
	Put - Expiration September 2013, Exercise Price $180.00
148	Freeport-McMoran Copper & Gold, Inc.					444
	Put - Expiration August 2013, Exercise Price $20.00
311	General Motors Co.					777
	Put - Expiration September 2013, Exercise Price $21.00
12	General Motors Co.					48
	Put - Expiration September 2013, Exercise Price $24.00
154	General Motors Co.					616
	Put - Expiration September 2013, Exercise Price $25.00
1,377	General Motors Co.					6,885
	Put - Expiration September 2013, Exercise Price $26.00
15	General Motors Co.					735
	Put - Expiration December 2013, Exercise Price $29.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts**	Security					Value

	PURCHASED OPTIONS (Continued) - 0.3%
146	General Motors Co.					$ 10,147
	Put - Expiration December 2013, Exercise Price $30.00
1,106	Health Management Assoc., Inc.					11,060
	Put - Expiration November 2013, Exercise Price $11.00
559	Hess Corp.					1,118
	Put - Expiration August 2013, Exercise Price $60.00
381	Hess Corp.					1,524
	Put - Expiration August 2013, Exercise Price $62.50
204	Huntsman Corp.					1,020
	Put - Expiration August 2013, Exercise Price $14.00
935	Huntsman Corp.					4,675
	Put - Expiration August 2013, Exercise Price $15.00
549	Ingersoll-Rand PLC					1,647
	Put - Expiration September 2013, Exercise Price $40.00
85	Ingersoll-Rand PLC					850
	Put - Expiration September 2013, Exercise Price $45.00
104	International Paper Co.					1,716
	Put - Expiration October 2013, Exercise Price $37.00
741	International Paper Co.					19,637
	Put - Expiration October 2013, Exercise Price $39.00
118	iShares Russell 2000 Index Fund					12,980
	Put - Expiration August 2013, Exercise Price $103.00
237	iShares Russell 2000 Index Fund					56,880
	Put - Expiration September 2013, Exercise Price $103.00
268	Lamar Advertising Co.					6,700
	Put - Expiration August 2013, Exercise Price $39.00
159	Lamar Advertising Co.					5,565
	Put - Expiration October 2013, Exercise Price $35.00
187	Lamar Advertising Co.					23,375
	Put - Expiration October 2013, Exercise Price $40.00
122	Lamar Advertising Co.					18,300
	Put - Expiration October 2013, Exercise Price $41.00
184	Murphy Oil Corp.					2,760
	Put - Expiration October 2013, Exercise Price $52.50
288	News Corp.					4,320
	Put - Expiration October 2013, Exercise Price $27.00
229	News Corp.					3,435
	Put - Expiration October 2013, Exercise Price $24.00
418	News Corp.					9,405
	Put - Expiration October 2013, Exercise Price $28.00
265	News Corp.					6,625
	Put - Expiration August 2013, Exercise Price $12.50
794	Noble Corp.					3,970
	Put - Expiration September 2013, Exercise Price $28.00
153	Occidental Petroleum Corp.					1,071
	Put - Expiration August 2013, Exercise Price $75.00
55	Oil States International, Inc.					1,485
	Put - Expiration September 2013, Exercise Price $75.00
277	Oil States International, Inc.					20,775
	Put - Expiration September 2013, Exercise Price $80.00
76	Oil States International, Inc.					7,980
	Put - Expiration September 2013, Exercise Price $85.00
48	ONEOK, Inc.					960
	Put - Expiration September 2013, Exercise Price $45.00
95	ONEOK, Inc.					3,800
	Put - Expiration September 2013, Exercise Price $47.50
192	Onyx Pharmaceuticals, Inc.					19,200
	Put - Expiration August 2013, Exercise Price $120.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts**	Security					Value

	PURCHASED OPTIONS (Continued) - 0.3%
45	Onyx Pharmaceuticals, Inc.					$ 6,525
	Put - Expiration August 2013, Exercise Price $125.00
35	Onyx Pharmaceuticals, Inc.					8,750
	Put - Expiration August 2013, Exercise Price $130.00
37	Onyx Pharmaceuticals, Inc.					9,250
	Put - Expiration September 2013, Exercise Price $115.00
65	Onyx Pharmaceuticals, Inc.					19,435
	Put - Expiration September 2013, Exercise Price $120.00
236	Penn National Gaming, Inc.					1,180
	Put - Expiration August 2013, Exercise Price $45.00
166	Pfizer, Inc.					664
	Put - Expiration September 2013, Exercise Price $23.00
167	Pfizer, Inc.					668
	Put - Expiration September 2013, Exercise Price $24.00
600	Pfizer, Inc.					3,000
	Put - Expiration September 2013, Exercise Price $25.00
198	SLM Corp.					396
	Put - Expiration August 2013, Exercise Price $18.00
142	SPDR S&P 500 ETF Trust					42,600
	Put - Expiration September 2013, Exercise Price $167.00
143	SPDR Financial Select Sector					1,716
	Put - Expiration August 2013, Exercise Price $20.00
457	T-Mobile US, Inc.					2,285
	Put - Expiration August 2013, Exercise Price $17.00
297	T-Mobile US, Inc.					1,930
	Put - Expiration August 2013, Exercise Price $19.00
103	TIVO, Inc.					1,751
	Put - Expiration September 2013, Exercise Price $9.00
187	Transocean Ltd.					11,407
	Put - Expiration August 2013, Exercise Price $46.00
152	Transocean Ltd.					26,752
	Put - Expiration August 2013, Exercise Price $48.00
151	Transocean Ltd.					30,955
	Put - Expiration August 2013, Exercise Price $49.00
1,059	Twenty-First Century Fox, Inc.					5,295
	Put - Expiration August 2013, Exercise Price $25.00
52	Valero Energy Corp.					156
	Put - Expiration August 2013, Exercise Price $29.00
109	Valero Energy Corp.					2,616
	Put - Expiration September 2013, Exercise Price $33.00
104	Valero Energy Corp.					4,680
	Put - Expiration September 2013, Exercise Price $35.00
117	Vivendi					156
	Put - Expiration August 2013, Exercise Price EUR 12.50
516	Vivendi					1,373
	Put - Expiration September 2013, Exercise Price EUR 12.50
479	Vivendi					637
	Put - Expiration August 2013, Exercise Price EUR 13.00
516	Vivendi					2,745
	Put - Expiration September 2013, Exercise Price EUR 13.00
121	Warner Chilcott PLC					605
	Put - Expiration August 2013, Exercise Price $16.00
328	Weyerhaeuser Co.					4,920
	Put - Expiration October 2013, Exercise Price $23.00
955	Williams Cos., Inc.					7,640
	Put - Expiration August 2013, Exercise Price $28.00

	TOTAL PURCHASED OPTIONS (Cost - $1,704,779)					787,797
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security					Value

	SHORT-TERM INVESTMENT - 13.3%
	MONEY MARKET FUND - 13.3%
31,614,990	First American Government Obligations Fund, 0.02% +					$ 31,614,990
	TOTAL SHORT-TERM INVESTMENT (Cost - $31,614,990)

	TOTAL INVESTMENTS - 106.2% (Cost - $246,901,962) (a)					$ 252,675,796
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2) %					(14,798,511)
	NET ASSETS - 100.0%					$ 237,877,285

	* Non-Income producing security.
	** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
	*** Issuer in default on interest payment; non-interest producing security.
	^ Subject to a Call Option Written.
	+ Variable rate security. Interest rate shown as of July 31, 2013.
	144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions
	exempt from registration, normally to qualified institutional buyers.
	# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at July 31, 2013.
	Total collateral had a market value of $120,102,456 at July 31, 2013.
	ADR - American Depositary Reciept
	REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $247,071,277 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation		$ 10,445,213
				Unrealized Depreciation		(4,840,694)
				Net Unrealized Appreciation		$ 5,604,519
Contracts++
	SCHEDULE OF WRITTEN OPTIONS - (4.5) %
505	AbbVie, Inc.					150,490
	Call - Expiration August 2013, Exercise Price $42.50
133	Actavis, Inc.					259,350
	Call - Expiration August 2013, Exercise Price $115.00
292	American International Group, Inc.					78,840
	Call - Expiration September 2013, Exercise Price $44.00
394	American International Group, Inc.					82,740
	Call - Expiration September 2013, Exercise Price $45.00
365	American International Group, inc.					91,250
	Call - Expiration October 2013, Exercise Price $45.00
61	Anadarko Petroleum Corp.					99,125
	Call - Expiration August 2013, Exercise Price $72.50
204	Anadarko Petroleum Corp.					147,900
	Call - Expiration August 2013, Exercise Price $82.50
65	Anadarko Petroleum Corp.					29,575
	Call - Expiration August 2013, Exercise Price $85.00
54	Ashland, Inc.					44,550
	Call - Expiration October 2013, Exercise Price $80.00
54	Ashland, Inc.					26,460
	Call - Expiration October 2013, Exercise Price $85.00
1,438	AT&T, Inc.					60,396
	Call - Expiration September 2013, Exercise Price $36.00
106	Berry Petroleum Co.					20,670
	Call - Expiration August 2013, Exercise Price $40.00
318	Berry Petroleum Co.					3,180
	Call - Expiration August 2013, Exercise Price $45.00
1,022	BP PLC - ADR					144,102
	Call - Expiration October 2013, Exercise Price $41.00
421	CommonWealth REIT					92,620
	Call - Expiration October 2013, Exercise Price $22.50
502	Corrections Corp. Of America					154,365
	Call - Expiration September 2013, Exercise Price $37.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts++	Security					Value

	SCHEDULE OF WRITTEN OPTIONS - (4.5) %
301	Deans Foods Co.					$ 164,045
	Call - Expiration September 2013, Exercise Price $17.00
261	DISH Network Corp.					238,815
	Call - Expiration September 2013, Exercise Price $36.00
270	DISH Network Corp.					118,800
	Call - Expiration September 2013, Exercise Price $42.00
251	Dover Corp.					279,865
	Call - Expiration September 2013, Exercise Price $75.00
143	Dover Corp.					90,805
	Call - Expiration September 2013, Exercise Price $80.00
176	Eaton Corp.					93,280
	Call - Expiration October 2013, Exercise Price $65.00
471	Elan Corp. PLC					114,218
	Call - Expiration August 2013, Exercise Price $13.00
469	Elan Corp. PLC					68,005
	Call - Expiration August 2013, Exercise Price $14.00
712	Elan Corp. PLC					103,240
	Call - Expiration September 2013, Exercise Price $14.00
573	Eli Lilly & Co.					99,129
	Call - Expiration September 2013, Exercise Price $52.50
17	Equinix, Inc.					374
	Call - Expiration August 2013, Exercise Price $200.00
14	Equinix, Inc.					14,000
	Call - Expiration September 2013, Exercise Price $175.00
32	Equinix, Inc.					23,360
	Call - Expiration September 2013, Exercise Price $180.00
37	Equinix, Inc.					18,500
	Call - Expiration September 2013, Exercise Price $185.00
12	Equinix, Inc.					4,200
	Call - Expiration September 2013, Exercise Price $190.00
27	Equinix, Inc.					5,400
	Call - Expiration September 2013, Exercise Price $195.00
36	Equinix, Inc.					6,480
	Call - Expiration September 2013, Exercise Price $200.00
148	Freeport-McMoran Copper & Gold, Inc.					35,964
	Call - Expiration August 2013, Exercise Price $26.00
121	Freeport-McMoran Copper & Gold, Inc.					25,531
	Call - Expiration September 2013, Exercise Price $27.00
64	Freeport-McMoran Copper & Gold, Inc.					8,640
	Call - Expiration September 2013, Exercise Price $28.00
150	General Motors Co.					132,600
	Call - Expiration September 2013, Exercise Price $27.00
166	General Motors Co.					98,770
	Call - Expiration September 2013, Exercise Price $30.00
1,377	General Motors Co.					691,943
	Call - Expiration September 2013, Exercise Price $31.00
15	General Motors Co.					4,200
	Call - Expiration December 2013, Exercise Price $35.00
146	General Motors Co.					33,142
	Call - Expiration December 2013, Exercise Price $36.00
103	Glencore Xstrata PLC					18,796
	Call - Expiration September 2013, Exercise Price GBP 28.00
949	Health Management Associates, Inc.					28,470
	Call - Expiration November 2013, Exercise Price $14.00
157	Health Management Associates, Inc.					1,570
	Call - Expiration November 2013, Exercise Price $15.00
559	Hess Corp.					447,200
	Call - Expiration August 2013, Exercise Price $67.50
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts++	Security					Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (4.5) %
381	Hess Corp.					$ 185,547
	Call - Expiration August 2013, Exercise Price $70.00
29	Huntsman Corp.					3,480
	Call - Expiration August 2013, Exercise Price $17.00
1,110	Huntsman Corp.					55,500
	Call - Expiration August 2013, Exercise Price $18.00
466	Inergy Midstream LLC					22,135
	Call - Expiration September 2013, Exercise Price $25.00
190	Ingersoll-Rand PLC					212,800
	Call - Expiration September 2013, Exercise Price $50.00
443	Ingersoll-Rand PLC					387,625
	Call - Expiration September 2013, Exercise Price $52.50
104	International Paper Co.					68,900
	Call - Expiration October 2013, Exercise Price $42.00
741	International Paper Co.					311,220
	Call - Expiration October 2013, Exercise Price $45.00
237	iShares Russell 2000 Index Fund					24,648
	Put - Expiration September 2013, Exercise Price $98.00
268	Lamar Advertising Co.					54,940
	Call - Expiration August 2013, Exercise Price $42.00
211	Lamar Advertising Co.					80,180
	Call - Expiration October 2013, Exercise Price $41.00
187	Lamar Advertising Co.					37,867
	Call - Expiration October 2013, Exercise Price $44.00
122	Lamar Advertising Co.					18,910
	Call - Expiration October 2013, Exercise Price $45.00
561	Leap Wireless International, Inc.					56,661
	Call - Expiration October 2013, Exercise Price $16.00
68	Leap Wireless International, Inc.					3,026
	Call - Expiration October 2013, Exercise Price $17.00
21	Liberty Global PLC					33,915
	Call - Expiration August 2013, Exercise Price $65.00
27	M&T Bank Corp.					60,210
	Call - Expiration October 2013, Exercise Price $95.00
368	Murphy Oil Corp.					395,600
	Call - Expiration October 2013, Exercise Price $57.50
265	News Corp.					28,487
	Call - Expiration August 2013, Exercise Price $15.00
229	News Corp.					98,470
	Call - Expiration October 2013, Exercise Price $30.00
145	News Corp.					50,750
	Call - Expiration October 2013, Exercise Price $31.00
747	News Corp.					205,425
	Call - Expiration October 2013, Exercise Price $32.00
794	Noble Corp.					349,360
	Call - Expiration September 2013, Exercise Price $34.00
153	Occidental Petroleum Corp.					76,500
	Call - Expiration August 2013, Exercise Price $85.00
1,055	OfficeMax, Inc.					208,362
	Call - Expiration August 2013, Exercise Price $11.00
370	OfficeMax, Inc.					37,000
	Call - Expiration August 2013, Exercise Price $12.00
63	Oil States International, Inc.					91,980
	Call - Expiration September 2013, Exercise Price $85.00
270	Oil States International, Inc.					248,400
	Call - Expiration September 2013, Exercise Price $90.00
161	Oil States International, Inc.					101,430
	Call - Expiration September 2013, Exercise Price $95.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts++	Security					Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (4.5) %
143	ONEOK, Inc.					$ 52,910
	Call - Expiration September 2013, Exercise Price $50.00
237	Onyx Pharmaceuticals, Inc.					104,280
	Call - Expiration August 2013, Exercise Price $130.00
35	Onyx Pharmaceuticals, Inc.					8,050
	Call - Expiration August 2013, Exercise Price $135.00
37	Onyx Pharmaceuticals, Inc.					40,885
	Call - Expiration September 2013, Exercise Price $125.00
65	Onyx Pharmaceuticals, Inc.					48,750
	Call - Expiration September 2013, Exercise Price $130.00
236	Penn National Gaming Inc.					20,060
	Call - Expiration August 2013, Exercise Price $50.00
60	Perrigo					76,200
	Call - Expiration September 2013, Exercise Price $115.00
47	Perrigo					34,780
	Call - Expiration September 2013, Exercise Price $120.00
167	Pfizer, Inc.					27,388
	Call - Expiration September 2013, Exercise Price $28.00
991	Pfizer, Inc.					81,262
	Call - Expiration September 2013, Exercise Price $29.00
204	Saks, Inc.					3,060
	Call - Expiration September 2013, Exercise Price $16.00
198	SLM Corp.					54,648
	Call - Expiration August 2013, Exercise Price $22.00
853	Smithfield Foods, Inc.					25,590
	Call - Expiration October 2013, Exercise Price $34.00
100	Sony Corp.					4,500
	Call - Expiration August 2013, Exercise Price $22.00
36	SPDR S&P 500 ETF Trust					9,180
	Call - Expiration September 2013, Exercise Price $170.00
80	SPDR S&P 500 ETF Trust					10,240
	Put - Expiration September 2013, Exercise Price $160.00
323	Sprint Corp.					9,690
	Call - Expiration September 2013, Exercise Price $6.00
67	Sprint Corp.					1,206
	Call - Expiration November 2013, Exercise Price $7.00
395	Sprint Corp.					395
	Put - Expiration January 2014, Exercise Price $4.00
1,063	Sprint Corp.					22,323
	Call - Expiration August 2013, Exercise Price $7.00
457	T-Mobile US, Inc.					185,085
	Call - Expiration August 2013, Exercise Price $20.00
297	T-Mobile US, Inc.					98,753
	Call - Expiration August 2013, Exercise Price $21.00
1,088	T-Mobile US, Inc.					660,959
	Call - Expiration August 2013, Exercise Price $10.00
804	T-Mobile US, Inc.					408,030
	Call - Expiration August 2013, Exercise Price $11.00
103	TIVO, Inc.					6,695
	Call - Expiration September 2013, Exercise Price $11.00
187	Transocean Ltd.					5,797
	Call - Expiration August 2013, Exercise Price $50.00
303	Transocean Ltd.					3,333
	Call - Expiration August 2013, Exercise Price $52.50
1,059	Twenty-First Century Fox, Inc.					145,083
	Call - Expiration August 2013, Exercise Price $29.00
52	Valero Energy Corp.					16,380
	Call - Expiration August 2013, Exercise Price $33.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Contracts++	Security					Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (4.5) %
109	Valero Energy Corp.					$ 25,070
	Call - Expiration September 2013, Exercise Price $38.00
104	Valero Energy Corp.					14,300
	Call - Expiration September 2013, Exercise Price $40.00
516	Vivendi					90,596
	Call - Expiration September 2013, Exercise Price EUR 15.00
516	Vivendi					118,049
	Call - Expiration September 2013, Exercise Price EUR 14.50
117	Vivendi					32,214
	Call - Expiration August 2013, Exercise Price EUR 14.00
479	Vivendi					100,665
	Call - Expiration August 2013, Exercise Price EUR 14.50
121	Warner Chilcott PLC					26,620
	Call - Expiration August 2013, Exercise Price $19.00
328	Weyerhaeuser Co.					65,600
	Call - Expiration October 2013, Exercise Price $27.00
955	Williams Cos., Inc.					111,735
	Call - Expiration August 2013, Exercise Price $34.00

	TOTAL WRITTEN OPTIONS (Proceeds - $8,961,298)					10,714,644

	++ Each Writen Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
Shares
	SECURITIES SOLD SHORT - (7.9) %
329	Community Health Systems					15,154
20,758	Discovery Communications, Inc. *					1,654,828
41,031	IntercontinentalExchange, Inc. *					7,486,106
9,168	Kinder Morgan Management LLC *					742,398
9,531	Liberty Global PLC *					773,155
43,782	M&T Bank Corp.					5,116,364
56,987	Office Depot, Inc. *					246,753
12,302	Perrigo Co.					1,530,246
2,392	SPDR S&P 500 ETF Trust					403,435
39,375	WhiteWave Foods Co. - Cl. A *					735,919
	TOTAL SECURITIES SOLD SHORT (Proceeds - $15,256,038)					18,704,358

						Unrealized
						Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - 1.5%
	Alerian MLP Index Equity Swap, JP Morgan- November 21, 2013 to receive total return of Alerian MLP Index less USD- 3 Month LIBOR					1,223,744
	(Notional Amount $6,269,127)

	Apollo Residental Mortgage Equity Swap, JP Morgan- April 19, 2014 to receive total return of Apollo Residental Mortgage less USD- 3 Month LIBOR					(303,404)
	(Notional Amount $1,137,268)

	Arbitron, Inc. Equity Swap, JP Morgan- June 7, 2014 to receive total return of Arbitron, Inc. less USD- 3 Month LIBOR					(77,616)
	(Notional Amount $3,907,704)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
						Unrealized
	Security					Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - 1.5% (Continued)
	AT&T, Inc. Equity Swap, JP Morgan- November 28, 2013 to receive total return of AT&T, Inc. less USD- 3 Month LIBOR					$ 133,631
	(Notional Amount $3,887,149)

	Crestwood Midstream Partners Equity Swap, JP Morgan- May 10, 2014 to receive total return of Crestwood Midstream Partners less USD- 3 Month LIBOR					82,752
	(Notional Amount $1,065,978)

	CNH Global NV Equity Swap, JP Morgan- November 27,2013 to receive total return of CNH Global NV less USD- 3 Month LIBOR					(5,466)
	(Notional Amount $632,689)

	CYS Investments, Inc. Equity Swap, JP Morgan- May 6, 2014 to receive total return of CYS Investments, Inc. less USD- 3 Month LIBOR					(1,070,547)
	(Notional Amount $3,331,384)

	DE Master Blenders Equity Swap, JP Morgan- June 5, 2014 to receive total return of DE Master Blenders less USD- 3 Month LIBOR					16,368
	(Notional Amount $914,564)

	Glencore Xstrata PLC Equity Swap, JP Morgan- May 6, 2014 to receive total return of Glencore Xstrata PLC less USD- 3 Month LIBOR					(157,126)
	(Notional Amount $1,108,786)

	Grain Corp. Ltd Equity Swap, JP Morgan- December 4, 2013 to receive total return of Grain Corp. Ltd less USD- 3 Month LIBOR					(175,818)
	(Notional Amount $2,453,286)

	Invensys PLC Equity Swap, JP Morgan- August 1, 2014 to receive total return of Invensys PLC less USD- 3 Month LIBOR					16,850
	(Notional Amount $1,372,176)

	Kabel Deutschland Holdings AG Equity Swap, JP Morgan- June 27, 2014 to receive total return of Kabel Deutschland Holdings AG less USD- 3 Month LIBOR					85,061
	(Notional Amount $4,019,010)

	Life Technologies Corp. Equity Swap, JP Morgan- April 29, 2014 to receive total return of Life Technologies Corp. less USD- 3 Month LIBOR					93,745
	(Notional Amount $7,357,377)

	NYSE Euronext Equity Swap, JP Morgan- April 22, 2014 to receive total return of NYSE Euronext less USD- 3 Month LIBOR					745,740
	(Notional Amount $9,399,263)

	Seven Trent PLC Equity Swap, JP Morgan- June 13, 2014 to receive total return of Seven Trent PLC less USD- 3 Month LIBOR					(85,922)
	(Notional Amount $596,643)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
						Unrealized
	Security					Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - 1.5% (Continued)
	Siam Makro Public Co. Ltd Equity Swap, JP Morgan- June 26, 2014 to receive total return of Siam Makro Public Co. Ltd less USD- 3 Month LIBOR					$ (13,731)
	(Notional Amount $570,665)

	T-Mobile US, Inc. Equity Swap, JP Morgan- May 2, 2014 to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR					2,760,836
	(Notional Amount $0)

	Vivendi Equity Swap, JP Morgan- May 21, 2014 to receive total return of Vivendi less USD- 3 Month LIBOR					300,252
	(Notional Amount $3,177,646)

	WMS Industries Equity Swap, JP Morgan- March 13, 2014 to receive total return of WMS Industries less USD- 3 Month LIBOR					91,012
	(Notional Amount $3,378,388)
	TOTAL LONG EQUITY SWAP CONTRACTS					$ 3,660,361

	SHORT EQUITY SWAP CONTRACTS - (0.0) %
	Fiat Industrial Equity Swap, JP Morgan- November 26, 2013 to pay total return of Fiat Industrial less USD- 3 Month LIBOR					(81,324)
	(Notional Amount $560,924)

	Schneider Electric SA Equity Swap, JP Morgan- August 6, 2014 to pay total return of Schneider Electric SA less USD- 3 Month LIBOR					(1,263)
	(Notional Amount $378,446)

	TOTAL SHORT EQUITY SWAP CONTRACTS					$ (82,587)

	TOTAL EQUITY SWAP CONTRACTS					$ 3,577,774

	As of July 31, 2013, the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
	To Buy:
	Australian Dollar	8/15/2013	JP Morgan	2,423,575	2,171,034	(139,797)
	British Pound	9/12/2013	JP Morgan	37,882	57,421	(728)
	British Pound	9/26/2013	JP Morgan	23,500	35,618	(402)
						$ (140,927)

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell:
	Australian Dollar	8/15/2013	JP Morgan	2,423,575	2,171,034	288,516
	Hong Kong Dollar	8/21/2013	JP Morgan	481,211	62,069	174
	Canadian Dollar	8/28/2013	JP Morgan	731,745	710,840	(16,750)
	Thai Baht	8/30/2013	JP Morgan	18,068,733	574,737	1,159
	British Pound	9/12/2013	JP Morgan	416,702	631,633	15,968
	British Pound	9/26/2013	JP Morgan	716,150	1,085,443	6,882
	Euro	9/26/2013	JP Morgan	2,380,550	3,159,496	(34,668)
	Euro	10/29/2013	JP Morgan	1,710,250	2,270,187	(23,002)
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell (Continued):
	Australian Dollar	1/15/2014	JP Morgan	2,594,897	2,301,392	22,036
	Euro	1/15/2014	JP Morgan	3,172,455	4,212,699	(72,066)
	British Pound	4/9/2013	JP Morgan	687,352	1,041,118	7,640
						$ 195,889

	Total unrealized gain on forward foreign currency contracts					$ 54,962

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Security	Principal Amount	Interest Rate		Maturity Date	Value
CORPORATE NOTES & BONDS - 62.8%
ADVERTISING - 0.2%
inVentiv Health, Inc. - 144A	120,000	9.0000%		1/15/2018	$ 124,500
WPP Finance 2010	150,000	3.6250		9/7/2022	142,572
					267,072
AEROSPACE / DEFENSE - 0.4%
AAR Corp. - 144A	235,000	7.2500		1/15/2022	250,862
TransDigm Group, Inc. - 144A	180,000	7.5000		7/15/2021	191,250
					442,112
AGRICULTURE - 0.9%
American Rock Salt Co. LLC/American Rock Capital Corp. - 144A	315,000	8.2500		5/1/2018	307,125
Imperial Tobacco Finance PLC - 144A	500,000	3.5000		2/11/2023	473,967
Reynolds American, Inc.	300,000	3.2500		11/1/2022	284,573
					1,065,665
AIRLINES - 1.9%
Air Canada 2013-1 Class B Pass Through Trust - 144A	114,500	5.3750		5/15/2021	111,351
Continental Airlines 1997-4 Class A Pass Through Trust	504,416	6.9000		1/2/2018	540,986
Continental Airlines 2009-2 Class A Pass Through Trust	255,407	7.2500		11/10/2019	291,165
Delta Air Lines 2009-1 Class A Pass Through Trust	328,542	7.7500		12/17/2019	388,337
Delta Air Lines 2011-1 Class A Pass Through Trust	347,223	5.3000		4/15/2019	376,737
Delta Air Lines 2012-1 Class A Pass Through Trust	453,217	4.7500		5/7/2020	484,942
					2,193,518
APPAREL - 0.3%
Jones Group Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail	295,000	6.8750		3/15/2019	306,062

AUTO MANUFACTURERS - 0.1%
Automotores Gildemeister SA - 144A	235,000	6.7500		1/15/2023	162,150

AUTO PARTS & EQUIPMENT - 0.5%
American Axle & Manufacturing, Inc.	255,000	6.2500		3/15/2021	269,344
Meritor, Inc.	215,000	6.7500		6/15/2021	215,000
TRW Automotive Holdings Corp. - 144A	85,000	4.5000		3/1/2021	85,000
					569,344
AUTOMOBILE ABS - 3.4%
AmeriCredit Automobile Receivables Trust 2004-D-F	640,000	1.9300		8/8/2018	635,237
AmeriCredit Automobile Receivables Trust 2012-3 D	610,000	3.0300		7/9/2018	618,314
Avis Budget Rental Car Funding AESOP LLC 2013-3 D 144A	625,000	1.9200		9/20/2019	612,196
Capital Auto Receivables Asset Trust 2013-1 C	590,000	1.7400		10/22/2018	581,391
Hertz Vehicle Financing LLC 2013-1A-A1 - 144A	590,000	1.1200		8/25/2017	585,164
Santander Drive Auto Receivables Trust 2012-3 C	640,000	3.0100		4/16/2018	647,099
Santander Drive Auto Receivables Trust 2013-1 D	380,000	2.2700		1/15/2019	366,650
					4,046,051
BANKS - 12.0%
Banco de Credito e Inversiones - 144A	325,000	4.0000		2/11/2023	298,583
Banco Santander Chile - 144A	600,000	3.8750		9/20/2022	569,002
Banco Votorantim SA - 144A	275,000	7.3750		1/21/2020	297,000
Bank of America Corp.	765,000	5.6250		7/1/2020	859,028
Bank of America Corp.	360,000	5.7500		8/15/2016	394,566
Bank of India/London - 144A	305,000	3.6250		9/21/2018	295,027
Barclays Bank PLC - 144A	270,000	6.0500		12/4/2017	298,672
Capital One Financial Corp.	545,000	6.1500		9/1/2016	609,972
Citigroup, Inc.	315,000	4.0500		7/30/2022	306,699
Corp Group Banking S.A. - 144A	250,000	6.7500		3/15/2023	223,750
Fifth Third Bancorp	325,000	5.1000		Perpetual	307,938

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
BANKS - 11.3% (Continued)
Goldman Sachs Group, Inc.	190,000	6.0000%		6/15/2020	$ 216,401
Goldman Sachs Group, Inc.	375,000	5.7500		1/24/2022	418,089
Intesa Sanpaolo SpA	230,000	3.1250		1/15/2016	228,150
JPMorgan Chase & Co.	40,000	6.1250		6/27/2017	45,338
JPMorgan Chase & Co.	510,000	3.2500		9/23/2022	486,295
JPMorgan Chase & Co.	470,000	3.3750		5/1/2023	437,165
JPMorgan Chase & Co.	455,000	4.4000		7/22/2020	485,082
JPMorgan Chase & Co.	300,000	5.1500		Perpetual	279,750
JPMorgan Chase & Co.	125,000	7.9000		Perpetual	139,201
KeyCorp	380,000	5.1000		3/24/2021	422,345
Korea Finance Corp.	230,000	4.6250		11/16/2021	244,623
Macquarie Bank Ltd. - 144A	17,000	6.6250		4/7/2021	18,551
Morgan Stanley	200,000	5.5000		7/28/2021	219,345
Morgan Stanley	225,000	6.3750		7/24/2042	259,871
Morgan Stanley	180,000	5.5500		4/27/2017	198,363
Morgan Stanley	185,000	4.1000		5/22/2023	174,018
PNC Financial Services Group Inc.	255,000	4.8500		Perpetual	232,687
Regions Financial Corp.	320,000	2.0000		5/15/2018	308,403
Resona Bank Ltd. - 144A	165,000	5.8500		Perpetual	176,550
Russian Agricultural Bank OJSC Via RSHB Capital SA - 144A	300,000	5.1000		7/25/2018	300,892
Sberbank of Russia Via SB Capital SA - 144A	300,000	4.9500		2/7/2017	315,360
State Bank of India/London - 144A	310,000	3.2500		4/18/2018	297,290
Turkiye Garanti Bankasi AS 144A	330,000	5.2500		9/13/2022	300,300
UBS AG/Stamford CT	650,000	7.6250		8/17/2022	724,338
VTB Bank OJSC Via VTB Capital SA 144A	530,000	6.0000		4/12/2017	556,500
Wells Fargo & Co.	980,000	3.4500		2/13/2023	940,040
Yapi ve Kredi Bankasi AS 144A	290,000	4.0000		1/22/2020	255,925
Zions Bancorporation	115,000	4.5000		6/13/2023	114,376
					13,255,485
BUILDING MATERIALS - 0.2%
Builders FirstSource, Inc. - 144A	185,000	7.6250		6/1/2021	187,312

CHEMICALS - 2.2%
Alpek SA de CV 144A	425,000	4.5000		11/20/2022	411,187
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. - 144A	300,000	5.1250		12/12/2017	298,500
Hexion US Finance Corp.	75,000	6.6250		4/15/2020	77,063
Hexion US Finance Corp. - 144A	225,000	6.6250		4/15/2020	231,188
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC - 144A	305,000	8.8750		2/1/2018	318,725
Ineos Finance PLC - 144A	235,000	8.3750		2/15/2019	258,794
Methanex Corp.	245,000	3.2500		12/15/2019	241,304
NewMarket Corp.	305,000	4.1000		12/15/2022	296,925
Nufarm Australia Ltd. - 144A	235,000	6.3750		10/15/2019	236,762
Tronox Finance LLC - 144A	175,000	6.3750		8/15/2020	168,437
					2,538,885
COMMERCIAL MBS - 8.3%
A10 Securitization 2013-1 LLCA10 2013-1 B - 144A	300,000	4.1200		11/15/2025	297,331
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	580,000	4.9430		9/11/2042	615,130
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 A4	600,000	5.6940		6/11/2050	681,202
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28 A3	113,030	5.7930		9/11/2042	115,610
CD 2006-CD2 Mortgage Trust 2006-CD2 A3	620,000	5.3668		1/15/2046	643,720

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
COMMERCIAL MBS - 8.3% (Continued)
COMM 2007-C9 Mortgage Trust 2007-C9 A4	675,000	5.8000%		12/10/2049	$ 772,116.0
Commercial Mortgage Trust 2007-GG9 A4	650,000	5.4440		3/10/2039	723,321
Extended Stay America Trust 2013-ESH A27 - 144A	300,000	2.9575		12/5/2031	292,720
Government National Mortgage Association GNR 2012-147 AK	504,822	2.5860		4/16/2054	537,369
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 A4	600,000	5.8629		4/15/2045	663,872
LB-UBS Commercial Mortgage Trust 2007-C7 A3	81,531	5.8660		9/15/2045	90,708
ML-CFC Commercial Mortgage Trust 2006-4 A3	245,000	5.1720		12/12/2049	268,765
Morgan Stanley Capital I Trust 2005-IQ10 A4B	510,000	5.2840		9/15/2042	543,950
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.6905		4/15/2049	230,161
Morgan Stanley Capital I Trust 2007-TOP27 A4	440,000	5.6471		6/11/2042	499,776
Morgan Stanley Capital I Trust 2008-TOP29 A4	2,415,000	6.2804		1/11/2043	2,822,249
					9,798,000
COMMERCIAL SERVICES - 1.0%
Ahern Rentals, Inc. - 144A	195,000	9.5000		6/15/2018	200,119
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. - 144A	295,000	5.5000		4/1/2023	292,050
Ceridian Corp. - 144A	5,000	11.0000		3/15/2021	5,750
Iron Mountain, Inc.	320,000	5.7500		8/15/2024	304,000
Rent-A-Center, Inc. - 144A	95,000	4.7500		5/1/2021	91,200
United Rentals North America, Inc.	285,000	7.3750		5/15/2020	315,637
					1,208,756
COMPUTERS - 0.4%
MMI International Ltd. - 144A	240,000	8.0000		3/1/2017	242,400
NCR Corp. - 144A	220,000	4.6250		2/15/2021	215,050
					457,450
DIVERSIFIED FINANCIAL SERVICES - 3.5%
Aircastle Ltd.	220,000	7.6250		4/15/2020	246,950
Aircastle Ltd.	250,000	6.2500		12/1/2019	264,375
Carlyle Holdings Finance LLC - 144A	295,000	3.8750		2/1/2023	286,697
Ford Motor Credit Co. LLC	270,000	5.7500		2/1/2021	297,995
General Electric Capital Corp.	500,000	4.6500		10/17/2021	534,100
General Electric Capital Corp.	200,000	5.2500		Perpetual	190,000
General Electric Capital Corp.	100,000	7.1250		Perpetual	112,688
General Motors Financial Co. Inc. - 144A	240,000	4.7500		8/15/2017	252,900
International Lease Finance Corp.	345,000	6.2500		5/15/2019	365,700
International Lease Finance Corp.	95,000	3.8750		4/15/2018	92,684
Jefferies Group LLC	70,000	5.1250		1/20/2023	70,977
Legg Mason, Inc.	255,000	5.5000		5/21/2019	276,895
Macquarie Group Ltd. - 144A	250,000	6.2500		1/14/2021	270,671
MPH Intermediate Holding Co. 2 - 144A	105,000	8.3750		8/1/2018	107,625
Nationstar Mortgage LLC / Nationstar Capital Corp.	130,000	6.5000		8/1/2018	131,950
Nationstar Mortgage LLC / Nationstar Capital Corp.	240,000	6.5000		6/1/2022	239,400
SLM Corp.	420,000	5.5000		1/25/2023	394,789
					4,136,396
ELECTRIC - 0.8%
Calpine Corp. *	220,000	7.5000		2/15/2021	236,500
Dominion Resources, Inc.	85,000	8.8750		1/15/2019	111,276
Electricite de France SA - 144A	315,000	5.2500		Perpetual	301,771
Israel Electric Corp. Ltd. - 144A	310,000	5.6250		6/21/2018	318,086
					967,633
ELECTRONICS - 0.2%
Rexel SA - 144A	245,000	5.2500		6/15/2020	245,000

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
ENTERTAINMENT - 0.8%
Cinemark USA, Inc. - 144A	70,000	4.8750%		6/1/2023	$ 66,500
Isle of Capri Casinos, Inc.	250,000	5.8750		3/15/2021	243,750
PNK Finance Corp. - 144A	230,000	6.3750		8/1/2021	232,156
Six Flags Entertainment Corp. - 144A	245,000	5.2500		1/15/2021	240,100
United Artists Theatre Circuit Inc. 1995-A Pass Through Trust *	2,399	9.3000		7/1/2015	2,461
WMG Acquisition Corp. - 144A	162,000	6.0000		1/15/2021	170,100
					955,067
FOOD - 0.9%
Chiquita Brands International, Inc. / Chiquita Brands LLC - 144A	160,000	7.8750		2/1/2021	170,400
Flowers Foods, Inc.	300,000	4.3750		4/1/2022	291,696
Hawk Acquisition Sub, Inc. - 144A	300,000	4.2500		10/15/2020	288,750
Ingles Markets, Inc. - 144A	200,000	5.7500		6/15/2023	200,000
Sun Merger Sub, Inc. - 144A	110,000	5.8750		8/1/2021	110,550
					1,061,396
FOREST PRODUCTS & PAPER - 0.6%
Inversiones CMPC S.A. - 144A	430,000	4.3750		5/15/2023	411,109
Sappi Papier Holding GmbH - 144A	235,000	7.7500		7/15/2017	247,925
					659,034
HEALTHCARE - SERVICES - 0.7%
HCA Inc.	335,000	6.5000		2/15/2020	369,756
Tenet Healthcare Corp. - 144A	400,000	4.5000		4/1/2021	374,000
Tenet Healthcare Corp.	80,000	6.2500		11/1/2018	85,900
					829,656
HOLDING COMPANIES - DIVERSIFIED - 0.7%
Hutchison Whampoa International 12 Ltd. - 144A	370,000	6.0000			392,200
Koc Holding AS - 144A	200,000	3.5000		4/24/2020	174,500
Tenedora Nemak SA de CV - 144A	255,000	5.5000		2/28/2023	252,450
					819,150
HOME BUILDERS - 0.5%
Brookfield Residential Properties, Inc. - 144A	245,000	6.5000		12/15/2020	257,862
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. - 144A	310,000	5.2500		4/15/2021	299,150
					557,012
HOME EQUITY ABS - 1.6%
Bayview Financial Mortgage Pass-Through Trust 2006-1A4 (a)	560,000	6.0870		2/28/2041	606,044
Credit Suisse First Boston Mortgage Securities Corp. 2004-CF2 1M1 (a)	342,062	5.2500		1/25/2043	372,325
GSAA Trust 2005-1 AF4 (a)	580,000	5.4423		11/25/2034	618,661
Security National Mortgage Loan Trust 2004-1A AF3 - 144A +	364,400	6.4200		6/25/2032	295,229
					1,892,259
HOUSEHOLD PRODUCTS / WARES - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	175,000	9.8750		8/15/2019	189,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	185,000	5.7500		10/15/2020	188,700
					378,575
HOUSEWARES - 0.3%
Turkiye Sise ve Cam Fabrikalari AS - 144A	370,000	4.2500		5/9/2020	329,855

INSURANCE - 1.8%
Chubb Corp.	85,000	6.3750		3/29/2067	92,437
CNA Financial Corp.	355,000	5.8750		8/15/2020	406,449
Genworth Financial, Inc.	205,000	7.6250		9/24/2021	246,394
ING U.S., Inc. - 144A	245,000	5.6500		5/15/2053	230,913
Liberty Mutual Group, Inc. - 144A	300,000	4.2500		6/15/2023	294,811
Lincoln National Corp.	295,000	4.2000		3/15/2022	303,188

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
INSURANCE - 1.8% (Continued)
Prudential Financial Inc.	425,000	5.2000%		3/15/2044	$ 395,781
Prudential Financial Inc.	120,000	5.8750		9/15/2042	121,500
					2,091,473
INTERNET - 0.1%
Equinix Inc.	130,000	4.8750		4/1/2020	129,350

IRON / STEEL - 1.0%
Carpenter Technology Corp.	300,000	4.4500		3/1/2023	293,621
Gerdau Trade, Inc. - 144A	370,000	4.7500		4/15/2023	338,550
United States Steel Corp.	305,000	6.8750		4/1/2021	303,475
Vale Overseas Ltd.	190,000	4.3750		1/11/2022	180,932
					1,116,578
LODGING - 1.2%
Boyd Gaming Corp.	230,000	9.0000		7/1/2020	247,250
MGM Resorts International	235,000	6.7500		10/1/2020	250,569
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC *	310,000	5.8750		5/15/2021	309,031
Station Casinos LLC - 144A	275,000	7.5000		3/1/2021	288,750
Wyndham Worldwide Corp.	320,000	3.9000		3/1/2023	304,752
					1,400,352
MEDIA - 0.8%
Clear Channel Communications, Inc.	100,000	9.0000		12/15/2019	100,250
Clear Channel Worldwide Holdings, Inc.	250,000	7.6250		3/15/2020	265,000
Sirius XM Radio Inc. - 144A	245,000	4.2500		5/15/2020	228,462
Univision Communications, Inc. - 144A	350,000	8.5000		5/15/2021	386,750
					980,462
METAL FABRICATE / HARDWARE - 0.2%
TMK OAO Via TMK Capital SA 144A	245,000	6.7500		4/3/2020	238,569

MINING - 0.3%
Eldorado Gold Corp. - 144A	105,000	6.1250		12/15/2020	101,325
Vedanta Resources PLC - 144A	255,000	9.5000		7/18/2018	287,512
					388,837
MISCELLANEOUS MANUFACTURING - 0.2%
Bombardier, Inc. - 144A	235,000	6.1250		1/15/2023	241,462

MUNICIPAL - 0.2%
Rockdale County Water & Sewerage Authority	305,000	3.0600		7/1/2024	286,038

OFFICE/BUSINESS EQUIPMENT - 0.4%
Xerox Corp.	425,000	4.5000		5/15/2021	441,415

OIL & GAS - 3.0%
BreitBurn Energy Partners LP / BreitBurn Finance Corp.	190,000	7.8750		4/15/2022	192,375
Calumet Specialty Products Partners LP / Calumet Finance Corp. - 144A	235,000	9.6250		8/1/2020	260,850
Chesapeake Energy Corp.	220,000	6.6250		8/15/2020	239,800
Gazprom OAO Via Gaz Capital SA - 144A	480,000	3.8500		2/6/2020	457,200
Lukoil International Finance BV - 144A	310,000	4.5630		4/24/2023	291,012
Novatek OAO via Novatek Finance Ltd. - 144A	305,000	4.4220		12/13/2022	279,837
Parker Drilling Co. - 144A	240,000	7.5000		8/1/2020	240,600
Petrobras International Finance Co. - Pifco	300,000	5.3750		1/27/2021	300,251
Petroleos Mexicanos - 144A	655,000	3.5000		1/30/2023	600,963

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
OIL & GAS - 3.0% (Continued)
Phillips 66	195,000	5.8750%		5/1/2042	$ 212,658
Plains Exploration & Production Co.	235,000	6.8750		2/15/2023	253,410
Rowan Cos., Inc.	255,000	4.8750		6/1/2022	266,939
					3,595,895
OIL & GAS SERVICES - 0.4%
Compagine Generale de Geophysique Veritas, SA	235,000	6.5000		6/1/2021	242,050
Weatherford International Ltd.	175,000	4.5000		4/15/2022	174,512
					416,562
OTHER ABS - 1.2%
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.4970		7/25/2035	290,726
Great America Leasing Receivables 2013-1 A4 - 144A	625,000	1.1600		5/15/2018	620,117
Marriott Vacation Club Owner Trust 2012-1A A -144A	502,911	2.5100		5/20/2030	506,667
					1,417,510
PACKAGING & CONTAINERS - 0.1%
Sealed Air Corp. - 144A	115,000	5.2500		4/1/2023	112,125

PHARMACEUTICALS - 0.6%
Cardinal Health Inc.	160,000	3.2000		3/15/2023	150,987
Mylan Inc. - 144A	365,000	3.1250		1/15/2023	333,369
VPII Escrow Corp. - 144A	170,000	6.7500		8/15/2018	180,200
VPII Escrow Corp. - 144A	35,000	7.5000		7/15/2021	37,713
					702,269
PIPELINES - 1.4%
El Paso Pipeline Partners Operating Co. LLC	345,000	7.5000		11/15/2040	432,963
Energy Transfer Partners LP	205,000	6.5000		2/1/2042	225,966
Energy Transfer Partners LP	725,000	5.2000		2/1/2022	776,739
Williams Cos Inc.	230,000	3.7000		1/15/2023	212,312
					1,647,980
REITS - 1.3%
Corporate Office Properties LP - 144A	315,000	3.6000		5/15/2023	292,321
DDR Corp.	210,000	7.8750		9/1/2020	259,421
Digital Realty Trust LP	335,000	5.2500		3/15/2021	351,723
Highwoods Realty LP	305,000	3.6250		1/15/2023	286,476
Ventas Realty LP / Ventas Capital Corp.	205,000	3.2500		8/15/2022	192,725
Ventas Realty LP / Ventas Capital Corp.	95,000	4.2500		3/1/2022	96,545
					1,479,211
RETAIL - 1.1%
Bon-Ton Stores Inc. - 144A	200,000	8.0000		6/15/2021	206,500
Claire's Stores Inc. - 144A	220,000	9.0000		3/15/2019	248,875
CVS Pass-Through Trust - 144A	106,780	7.5070		1/10/2032	129,490
Hot Topic, Inc. - 144A	125,000	9.2500		6/15/2021	130,625
Landry's, Inc. - 144A	125,000	9.3750		5/1/2020	135,938
Michaels FinCo Holdings, LLC / Michaels FinCo, Inc. -144A	185,000	7.5000		8/1/2018	187,775
QVC, Inc. - 144A	310,000	4.3750		3/15/2023	296,294
					1,335,497

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
SOFTWARE - 1.1%
Dun & Bradstreet Corp.	305,000	4.3750%		12/1/2022	$ 300,548
First Data Corp. - 144A	495,000	11.7500		8/15/2021	475,200
First Data Corp. - 144A	300,000	8.2500		1/15/2021	315,000
First Data Corp.	194,000	11.2500		3/31/2016	194,000
					1,284,748
TELECOMMUNICATIONS - 3.1%
AT&T, Inc.	315,000	3.8750		8/15/2021	325,919
Bharti Airtel International Netherlands BV - 144A	245,000	5.1250		3/11/2023	229,075
CenturyLink, Inc.	520,000	6.4500		6/15/2021	551,200
Cincinnati Bell, Inc.	245,000	8.3750		10/15/2020	260,313
Digicel Group Ltd. - 144A	200,000	8.2500		9/30/2020	216,000
EarthLink, Inc.	175,000	8.8750		5/15/2019	173,250
Frontier Communications Corp.	235,000	7.1250		1/15/2023	233,825
Intelsat Jackson Holdings SA - 144A	195,000	6.6250		12/15/2022	200,363
Koninklijke KPN NV - 144A	245,000	7.0000		3/28/2073	239,691
Level 3 Financing, Inc.	300,000	7.0000		6/1/2020	312,750
Telefonica Emisiones SAU	265,000	4.5700		4/27/2023	256,719
UPCB Finance VI Ltd. - 144A	175,000	6.8750		1/15/2022	186,375
Wind Acquisition Finance SA - 144A	250,000	11.7500		7/15/2017	265,000
Windstream Corp.	235,000	7.7500		10/15/2020	251,450
					3,701,930
TRANSPORTATION - 0.4%
CHC Helicopter SA	235,000	9.2500		10/15/2020	246,163
Gulfmark Offshore, Inc.	230,000	6.3750		3/15/2022	236,325
					482,488
WL COLLATERAL CMO - 0.9%
CSMC Trust 12013-IVR3 A2 - 144A	308,928	3.0000		5/25/2043	293,269
GSMPS Mortgage Loan Trust 2006-RP1 1A4 - 144A	272,727	8.5000		1/25/2036	294,197
Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 3A1	232,147	6.1227		9/25/2037	232,701
WaMu Mortgage Pass Through Certificates 2003-S8 A2	257,557	5.0000		9/25/2018	266,991
					1,087,158

TOTAL CORPORATE NOTES & BONDS ( Cost - $74,683,617)					73,906,804

FOREIGN GOVERNMENT BOND - 0.5%
Mexico Government International Bond	295,000	4.7500		3/8/2044	272,875
Morocco Government International Bond - 144A	300,000	4.2500		12/11/2022	274,125
TOTAL FOREIGN GOVERNMENT BOND (Cost - $594,750)					547,000

U.S. GOVERNMENT & AGENCY - 25.1%
U.S. GOVERNMENT AGENCY - 11.0%
Federal National Mortgage Association	485,000	0.0000	(b)	10/9/2019	407,941
Fannie Mae Pool 310041	324,328	6.5000		5/1/2037	361,003
Fannie Mae Pool 703391	426,011	5.0000		5/1/2033	459,524
Fannie Mae Pool 735061	88,347	6.0000		11/1/2034	99,279
Fannie Mae Pool 866009	140,449	6.0000		3/1/2036	153,826
Fannie Mae Pool 880117	65,288	5.5000		4/1/2036	72,192
Fannie Mae Pool 889883	1,123,137	6.5000		3/1/2038	1,247,148
Fannie Mae Pool 909141	34,485	6.0000		1/1/2038	38,316
Fannie Mae Pool 909153	33,891	6.0000		2/1/2038	37,655

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
U.S. GOVERNMENT AGENCY - 11.0% (Continued)
Fannie Mae Pool 909175	74,801	5.5000%		4/1/2038	$ 82,474
Fannie Mae Pool 909220	187,443	6.0000		8/1/2038	205,439
Fannie Mae Pool 909223	94,428	6.0000		8/1/2038	104,929
Fannie Mae Pool 929191	233,202	6.0000		3/1/2038	259,189
Fannie Mae Pool 931983	669,914	5.5000		9/1/2039	732,279
Fannie Mae Pool 931995	127,126	5.0000		9/1/2039	137,134
Fannie Mae Pool 938574	617,316	5.5000		9/1/2036	672,366
Fannie Mae Pool 962752	76,741	5.0000		4/1/2038	84,936
Fannie Mae Pool 975649	376,845	6.0000		7/1/2038	412,402
Fannie Mae Pool AA7001	455,874	5.0000		6/1/2039	500,692
Fannie Mae Pool AD0727	787,372	6.0000		8/1/2039	866,581
Fannie Mae Pool AE2496	500,654	4.5000		9/1/2040	539,224
Fannie Mae Pool AO8769	2,636,080	3.5000		8/1/2042	2,660,977
Freddie Mac Gold Pool G01499	44,013	7.0000		1/1/2033	50,775
Freddie Mac Gold Pool A46224	215,801	5.0000		7/1/2035	235,108
Freddie Mac Gold Pool G01980	509,779	5.0000		12/1/2035	561,122
Freddie Mac Gold Pool G06380	1,307,642	6.5000		2/1/2035	1,447,742
Freddie Mac Gold Pool G05888	137,441	5.5000		10/1/2039	149,349
Freddie Mac Gold Pool A625582	36,700	6.0000		6/1/2037	39,998
Freddie Mac Gold Pool G03660	281,916	6.0000		12/1/2037	307,237
					12,926,837
U.S. TREASURY OBLIGATIONS - 14.1%
United States Treasury Bond	960,000	3.1250		2/15/2043	871,950
United States Treasury Note	4,500,000	1.7500		5/15/2023	4,174,101
United States Treasury Note	12,175,000	2.0000		2/15/2023	11,607,621
					16,653,672

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $30,419,094)					29,580,509

BANK LOANS - 7.9%
AdvancePierre Foods	245,000	8.2500	+	10/10/2017	250,206
Affinia Group Inc.	88,000	5.2500	+	4/2/2020	89,265
Alcatel Lucent USA Inc	250,740	7.2500	+	12/4/2018	256,632
Allfrelx Holding III, Inc.	130,000	7.0000	+	6/7/2021	133,088
Altisource Solutions	140,646	4.5000	+	11/27/2019	142,054
American Airlines Inc	233,000	3.7500	+	6/21/2019	233,874
American Renal Holdings, Inc.	280,000	7.2500	+	2/20/2020	277,550
Ameriforge Group	59,700	4.0000	+	1/31/2019	60,073
Ameriforge Group	40,000	7.7500	+	1/21/2021	40,650
Blue Coat Systems Inc	165,000	4.5000	+	12/20/2013	165,825
Blue Coat Systems Inc	297,750	4.5000	+	2/15/2018	298,743
Capital Automotive LP	28,000	5.5000	+	3/28/2021	28,105
CBAC Borrower, LLC	57,000	7.2500	+	4/26/2020	58,959
CCC Information Services	100,495	5.2500	+	12/5/2019	100,996
CDW LLC	249,375	3.5000	+	4/15/2020	248,543
Ceridian Corp	239,475	5.7500	+	5/9/2017	241,495
CHG Companies	14,000	6.0000	+	12/20/2013	14,362
Clear Channel Communication, Inc.	59,745	3.6500	+	1/29/2016	55,353
Clear Channel Communication, Inc.	235,255	3.6500	+	1/29/2016	220,516

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate		Maturity Date	Value
BANK LOANS - 8.2% (Continued)
Commerical Barge Line Co.	335,160	5.0000	%+	7/31/2020	$ 320,078
Crossmark Holdings, Inc.	328,350	4.5000	+	1/31/2019	329,378
Doncasters Group Ltd	229,425	4.2500	+	3/12/2020	231,576
FMG Resources	298,500	5.2500	+	10/18/2017	301,160
Frac Tech International LLC	235,000	8.5000	+	4/19/2016	234,597
Go Daddy	238,788	5.5000	+	12/17/2018	239,683
HawkerJ Beechcraft	250,000	0.0000	+	12/31/2020	252,500
Hostess Brands Inc	205,000	6.7500	+	3/12/2020	211,279
Houghton International Inc.	243,775	5.7500	+	11/20/2019	244,587
Hubbard Broadcasting	44,000	4.7500	+	4/28/2017	44,248
INC Research LLC	90,921	5.7500	+	7/20/2018	91,739
Integra Telecom	190,523	6.0000	+	2/20/2019	191,666
Inventiv Health Inc.	119,990	6.0000	+	8/4/2016	118,190
IStar	232,344	3.5000	+	10/15/2017	233,869
Lions Gate Entertainment	20,000	0.0000	+	7/9/2020	20,256
Navistar Inc	167,400	5.5000	+	8/17/2017	171,096
Noranda Aluminum Acquistion	188,047	5.7500	+	2/28/2019	182,407
Peppermill Casinos, Inc.	244,386	6.5000	+	11/7/2017	248,968
Pharmaceutical Research	243,015	6.5000	+	11/7/2017	245,293
Rite Aid Corp	16,000	5.0000	+	12/31/2021	16,536
Rite Aid Corporation	173,000	0.0000	+	6/1/2018	174,586
Riverbed Technology	43,825	4.0000	+	10/29/2019	44,291
RP Crown Parent LLC	125,000	5.5000	+	12/21/2018	126,836
RP Crown Parent LLC	57,710	6.7500	+	12/14/2018	57,674
Rural/Metro Operating Company	124,682	4.2500	+	12/31/2019	114,240
Saxon Energy Services, Inc.	208,478	4.2500	+	12/31/2019	209,357
SESAC Inc	108,455	4.7500	+	2/8/2019	109,065
Sorenson Communications, Inc.	184,538	8.2500	+	10/31/2014	184,884
Supervalu Inc.	140,536	5.0000	+	3/21/2019	141,979
Surgery Center	135,320	4.7500	+	3/18/2019	134,968
Tower Automotive Holdings	146,632	4.5000	+	4/16/2020	147,916
Tribune Co.	81,590	4.0000	+	11/28/2019	82,253
Tronox Inc	155,000	4.5000	+	7/31/2020	157,207
TWCC Holding Corp.	98,000	6.0000	+	12/11/2020	100,573
United Surgical Partners Intl	96,758	4.7500	+	4/3/2049	97,604
Walter Investment MGMT	276,810	5.7500	+	11/28/2017	279,509
Walter Investments	22,000	5.7500	+	11/28/2017	22,209
Zuffa, LLC	307,059	4.0000	+	2/19/2020	309,107
TOTAL BANK LOANS (Cost - $9,286,057)					9,339,653

PREFERRED STOCK - 0.6%	Shares	Dividend Rate
BANKS - 0.4%
GMAC Capital Trust I	17,600	8.1250		2/15/2040	467,280

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Citigroup Capital XIII	7,200	7.8750		10/30/2040	198,000

TOTAL PREFERRED STOCK (Cost - $620,000)					665,280

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Security	Principal Amount	Interest Rate			Value
SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUND - 1.6%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $1,885,256)	1,885,256	0.0100	%+		$ 1,885,256

TOTAL INVESTMENTS - 98.5% (Cost - $117,488,774) (c)					$ 115,924,502
OTHER ASSETS LESS LIABILITIES - 1.5%					1,822,074
NET ASSETS - 100.0%					$ 117,746,576

ABS - Asset Backed Security
CMO - Collateralized Mortgage Obligation
MBS - Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of July 31, 2013.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2013.
(b) Zero coupon security. Payment received at maturity.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $117,521,758 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation:	$ 1,537,067
				Unrealized Depreciation:	(3,134,323)
		Net Unrealized Depreciation:			$ (1,597,256)

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	BONDS & NOTES - 92.9%
	AEROSPACE/DEFENSE - 0.5%
$ 815,000	Triumph Group Inc. - 144A	4.8750%	4/1/2021	$ 813,981

	APPAREL - 1.5%
880,000	Jones Group, Inc.	6.8750	3/15/2019	913,000
550,000	Perry Ellis International, Inc.	7.8750	4/1/2019	585,750
815,000	Wolverine World Wide, Inc. - 144A	6.1250	10/15/2020	855,750
				2,354,500
	AUTO PARTS & EQUIPMENT - 1.2%
1,165,000	Pittsburgh Glass Works LLC - 144A	8.5000	4/15/2016	1,214,513
335,000	Titan International, Inc. - 144A	7.8750	10/1/2017	357,613
280,000	Titan International, Inc.	7.8750	10/1/2017	298,900
				1,871,026
	BANKS - 3.3%
335,000	Ally Financial, Inc.	7.5000	9/15/2020	390,275
800,000	Ally Financial, Inc.	8.0000	3/15/2020	946,000
295,000	CIT Group, Inc.	5.3750	5/15/2020	309,750
750,000	CIT Group, Inc. - 144A	5.5000	2/15/2019	790,313
1,370,000	Synovus Financial Corp.	5.1250	6/15/2017	1,397,400
1,255,000	Synovus Financial Corp.	7.8750	2/15/2019	1,443,250
				5,276,988
	BUILDING MATERIALS - 0.4%
670,000	USG Corp.	6.3000	11/15/2016	696,800

	CHEMICALS - 2.3%
800,000	PetroLogistics Finance Corp. - 144A	6.2500	4/1/2020	796,000
695,000	PolyOne Corp.	7.3750	9/15/2020	762,763
110,000	Taminco Global Chemical Corp. - 144A	9.7500	3/31/2020	124,575
910,000	TPC Group, Inc. - 144A	8.7500	12/15/2020	960,050
1,165,000	Tronox Finance LLC - 144A	6.3750	8/15/2020	1,121,313
				3,764,701
	COAL - 2.5%
1,085,000	Arch Coal, Inc.	7.0000	6/15/2019	892,413
605,000	Arch Coal, Inc.	8.7500	8/1/2016	603,488
750,000	Arch Coal, Inc. - 144A	9.8750	6/15/2019	697,500
535,000	CONSOL Energy, Inc.	8.2500	4/1/2020	579,138
385,000	Peabody Energy Corp.	6.0000	11/15/2018	395,588
815,000	Peabody Energy Corp.	6.2500	11/15/2021	802,775
				3,970,902
	COMMERCIAL SERVICES - 5.7%
170,000	Avis Budget Car Rental LLC	8.2500	1/15/2019	186,575
155,000	Avis Budget Car Rental LLC	9.7500	3/15/2020	181,544
905,000	Cardtronics, Inc.	8.2500	9/1/2018	979,663
610,000	CoreLogic, Inc.	7.2500	6/1/2021	655,750
690,000	DynCorp International, Inc.	10.3750	7/1/2017	714,150
995,000	Envision Healthcare Corp.	8.1250	6/1/2019	1,084,550
320,000	Hertz Corp	5.8750	10/15/2020	339,200
910,000	Hertz Corp	6.7500	4/15/2019	985,075
750,000	Live Nation Entertainment, Inc. - 144A	7.0000	9/1/2020	798,750
1,200,000	Safway Group Holding LLC - 144A	7.0000	5/15/2018	1,209,000
295,000	TransUnion LLC	11.3750	6/15/2018	332,981
545,000	United Rentals North America, Inc.	7.6250	4/15/2022	610,400
255,000	United Rentals North America, Inc.	8.2500	2/1/2021	286,238

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	COMMERCIAL SERVICES (Continued) - 5.7%
$ 360,000	United Rentals North America, Inc.	8.3750%	9/15/2020	$ 398,700
510,000	WEX, Inc. - 144A	4.7500	2/1/2023	481,950
				9,244,526
	COMPUTERS - 0.7%
330,000	Stream Global Services, Inc.	11.2500	10/1/2014	334,125
710,000	SunGard Data Systems, Inc. - 144A	6.6250	11/1/2019	740,175
				1,074,300
	COSMETICS/PERSONAL CARE - 0.5%
760,000	Revlon Consumer Products Corp. - 144A	5.7500	2/15/2021	769,500

	DISTRIBUTION/WHOLESALE - 1.0%
1,270,000	HD Supply, Inc.	11.0000	4/15/2020	1,533,525

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
675,000	AerCap Aviation Solutions BV	6.3750	5/30/2017	717,188
1,620,000	Aircastle Ltd.	6.2500	12/1/2019	1,713,150
355,000	Aircastle Ltd.	6.7500	4/15/2017	386,062
970,000	E*TRADE Financial Corp.	6.0000	11/15/2017	1,013,650
1,300,000	E*TRADE Financial Corp.	6.3750	11/15/2019	1,387,750
280,000	E*TRADE Financial Corp.	6.7500	6/1/2016	297,500
570,000	International Lease Finance Corp.	6.2500	5/15/2019	604,200
245,000	International Lease Finance Corp.	8.6250	1/15/2022	292,162
280,000	International Lease Finance Corp.	8.7500	3/15/2017	322,700
820,000	National Money Mart Co.	10.3750	12/15/2016	875,350
				7,609,712
	ELECTRIC - 2.7%
325,000	AES Corp	8.0000	10/15/2017	378,625
941,000	Calpine Corp. - 144A	7.5000	2/15/2021	1,011,575
125,000	NRG Energy, Inc.	6.6250	3/15/2023	128,750
1,130,000	NRG Energy, Inc.	7.6250	1/15/2018	1,265,600
375,000	NRG Energy, Inc.	7.8750	5/15/2021	414,375
1,095,000	NRG Energy, Inc.	8.2500	9/1/2020	1,220,925
				4,419,850
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
625,000	Belden, Inc. - 144A	5.5000	9/1/2022	625,000
435,000	Coleman Cable, Inc.	9.0000	2/15/2018	463,275
				1,088,275
	ELECTRONICS - 1.6%
930,000	Sanmina-SCI Corp. - 144A	7.0000	5/15/2019	985,800
1,480,000	Viasystems, Inc. - 144A	7.8750	5/1/2019	1,591,000
				2,576,800
	ENTERTAINMENT - 2.2%
1,240,000	GWR Operating Partnership LLP	10.8750	4/1/2017	1,393,450
1,145,000	Isle of Capri Casinos, Inc.	5.8750	3/15/2021	1,116,375
960,000	Palace Entertainment Holdings LLC - 144A	8.8750	4/15/2017	1,008,000
				3,517,825
	FOOD - 0.8%
375,000	ARAMARK Corp. - 144A	5.7500	3/15/2020	391,875
400,000	Pinnacle Foods Finance LLC - 144A	4.8750	5/1/2021	377,000
445,000	Smithfield Foods, Inc.	7.7500	7/1/2017	504,519
				1,273,394
	GAS - 1.8%
325,000	Sabine Pass LNG LP - 144A	6.5000	11/1/2020	339,625
2,300,000	Sabine Pass LNG LP	7.5000	11/30/2016	2,541,500
				2,881,125
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	HEALTHCARE-PRODUCTS - 2.1%
$ 560,000	Alere, Inc. - 144A	7.2500%	7/1/2018	$ 610,400
755,000	Biomet, Inc.	6.5000	8/1/2020	796,525
385,000	Biomet, Inc.	6.5000	10/1/2020	397,031
1,015,000	Hologic, Inc.	6.2500	8/1/2020	1,079,706
390,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	414,375
				3,298,037
	HEALTHCARE-SERVICES - 1.8%
1,450,000	HCA, Inc.	7.7500	5/15/2021	1,580,500
675,000	HealthSouth Corp.	7.7500	9/15/2022	732,375
495,000	ResCare, Inc.	10.7500	1/15/2019	554,400
				2,867,275
	HOLDING COMPANIES-DIVERSIFIED - 0.7%
810,000	Renaissance Acquisition Corp. - 144A	6.8750	8/15/2021	807,975
235,000	WaveDivision Escrow LLC - 144A	8.1250	9/1/2020	247,925
				1,055,900
	HOME BUILDERS - 0.9%
830,000	Taylor Morrison Communities, Inc. - 144A	5.2500	4/15/2021	800,950
553,000	Taylor Morrison Communities, Inc. - 144A	7.7500	4/15/2020	608,300
				1,409,250
	HOME FURNISHINGS - 0.5%
780,000	Tempur-Pedic International, Inc. - 144A	6.8750	12/15/2020	830,700

	HOUSEHOLD PRODUCTS/WARES - 1.4%
285,000	Prestige Brands, Inc.	8.1250	2/1/2020	315,637
340,000	Reynolds Group Issuer, Inc.	5.7500	10/15/2020	346,800
550,000	Reynolds Group Issuer, Inc.	7.8750	8/15/2019	607,750
680,000	Spectrum Brands Escrow Corp. - 144A	6.3750	11/15/2020	724,200
190,000	Spectrum Brands, Inc.	6.7500	3/15/2020	205,675
				2,200,062
	HOUSEWARES - 0.4%
581,000	Libbey Glass, Inc.	6.8750	5/15/2020	624,575

	INTERNET - 0.3%
510,000	CyrusOne Finance Corp.	6.3750	11/15/2022	538,050

	LEISURE TIME - 1.0%
1,110,000	NCL Corp. Ltd. - 144A	5.0000	2/15/2018	1,112,775
400,000	Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	473,000
				1,585,775
	LODGING - 2.4%
780,000	Ameristar Casinos, Inc.	7.5000	4/15/2021	836,550
795,000	Boyd Gaming Corp.	9.1250	12/1/2018	850,650
270,000	Felcor Lodging LP	6.7500	6/1/2019	286,200
281,000	Felcor Lodging LP	10.0000	10/1/2014	305,587
450,000	Marina District Finance Co., Inc.	9.5000	10/15/2015	472,500
390,000	MGM Resorts International	6.7500	10/1/2020	415,838
355,000	MGM Resorts International	8.6250	2/1/2019	413,131
250,000	Wynn Las Vegas LLC	7.8750	5/1/2020	280,000
				3,860,456
	MACHINERY-CONSTRUCTION & MINING - 0.4%
560,000	Terex Corp.	6.0000	5/15/2021	576,800

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	MACHINERY-DIVERSIFIED - 1.1%
$ 500,000	Manitowoc Co., Inc.	5.8750%	10/15/2022	$ 511,250
1,050,000	Manitowoc Co., Inc.	8.5000	11/1/2020	1,186,500
				1,697,750
	MEDIA - 8.1%
1,940,000	Clear Channel Worldwide Holdings, Inc.	7.6250	3/15/2020	2,056,400
375,000	Crown Media Holdings, Inc.	10.5000	7/15/2019	420,937
575,000	DISH DBS Corp. - 144A	5.1250	5/1/2020	567,812
500,000	DISH DBS Corp.	5.8750	7/15/2022	501,250
960,000	DISH DBS Corp.	7.8750	9/1/2019	1,096,800
1,420,000	Entercom Radio LLC	10.5000	12/1/2019	1,622,350
362,000	Entravision Communications Corp.	8.7500	8/1/2017	385,758
425,000	Harron Finance Corp. - 144A	9.1250	4/1/2020	471,750
1,095,000	LIN Television Corp.	6.3750	1/15/2021	1,144,275
700,000	Nexstar Broadcasting, Inc.	8.8750	4/15/2017	761,250
545,000	Sirius XM Radio, Inc. - 144A	5.2500	8/15/2022	530,012
2,385,000	Starz Finance Corp.	5.0000	9/15/2019	2,414,812
1,125,000	Videotron Ltd.	5.0000	7/15/2022	1,119,375
				13,092,781
	MINING - 0.8%
735,000	FMG Resources August 2006 Pty Ltd. - 144A	6.0000	4/1/2017	738,675
425,000	Kaiser Aluminum Corp.	8.2500	6/1/2020	478,125
				1,216,800
	OFFICE FURNISHINGS - 0.4%
545,000	Interface, Inc.	7.6250	12/1/2018	585,875

	OFFICE/BUSINESS EQUIPMENT - 0.4%
620,000	CDW LLC	8.5000	4/1/2019	683,550

	OIL & GAS - 14.4%
945,000	Bill Barrett Corp.	7.0000	10/15/2022	968,625
800,000	Bill Barrett Corp.	7.6250	10/1/2019	852,000
1,155,000	Bonanza Creek Energy, Inc.	6.7500	4/15/2021	1,189,650
1,350,000	Chaparral Energy, Inc.	7.6250	11/15/2022	1,387,125
250,000	Chaparral Energy, Inc.	8.2500	9/1/2021	265,625
205,000	Chaparral Energy, Inc.	9.8750	10/1/2020	229,600
745,000	Chesapeake Energy Corp.	6.1250	2/15/2021	793,425
1,250,000	Chesapeake Energy Corp.	6.6250	8/15/2020	1,362,500
600,000	Comstock Resources, Inc.	7.7500	4/1/2019	621,000
1,310,000	Drill Rigs Holdings, Inc. - 144A	6.5000	10/1/2017	1,339,475
1,160,000	EPL Oil & Gas, Inc.	8.2500	2/15/2018	1,229,600
1,495,000	Gulfport Energy Corp. - 144A	7.7500	11/1/2020	1,569,750
1,330,000	Hercules Offshore, Inc. - 144A	10.2500	4/1/2019	1,476,300
600,000	Hercules Offshore, Inc. - 144A	10.5000	10/15/2017	640,500
415,000	Linn Energy LLC - 144A	6.2500	11/1/2019	392,175
450,000	Linn Energy LLC	7.7500	2/1/2021	456,750
705,000	Linn Energy LLC	8.6250	4/15/2020	736,725
245,000	Offshore Group Investment Ltd. - 144A	7.1250	4/1/2023	246,837
555,000	Offshore Group Investment Ltd.	7.5000	11/1/2019	585,525
825,000	Pacific Drilling SA - 144A	5.3750	6/1/2020	810,563
750,000	Pacific Drilling V Ltd. - 144A	7.2500	12/1/2017	798,750
890,000	Parker Drilling Co.	9.1250	4/1/2018	956,750
750,000	Penn Virginia Corp. - 144A	8.5000	5/1/2020	761,250
745,000	Resolute Energy Corp.	8.5000	5/1/2020	769,212
395,000	Rosetta Resources, Inc.	5.6250	5/1/2021	395,494

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	OIL & GAS (Continued) - 14.4%
$ 965,000	SandRidge Energy, Inc.	7.5000%	3/15/2021	$ 960,175
350,000	Swift Energy Co.	7.1250	6/1/2017	357,000
250,000	Swift Energy Co.	7.8750	3/1/2022	248,750
825,000	W&T Offshore, Inc.	8.5000	6/15/2019	876,563
				23,277,694
	OIL & GAS SERVICES - 1.8%
175,000	Basic Energy Services, Inc.	7.7500	2/15/2019	177,625
575,000	Basic Energy Services, Inc.	7.7500	10/15/2022	573,563
400,000	Hornbeck Offshore Services,Inc. - 144A	5.0000	3/1/2021	386,000
710,000	Key Energy Services, Inc.	6.7500	3/1/2021	699,350
570,000	Pioneer Drilling Co.	9.8750	3/15/2018	619,875
425,000	Trinidad Drilling Ltd. - 144A	7.8750	1/15/2019	452,625
				2,909,038
	PACKAGING & CONTAINERS - 0.2%
350,000	Packaging Dynamics Corp. - 144A	8.7500	2/1/2016	358,750

	PHARMACEUTICALS - 1.8%
330,000	BioScrip, Inc.	10.2500	10/1/2015	348,530
485,000	Valeant Pharmaceuticals International - 144A	6.3750	10/15/2020	503,188
910,000	Valeant Pharmaceuticals International - 144A	6.7500	8/15/2021	946,400
1,050,000	Warner Chilcott Co. LLC	7.7500	9/15/2018	1,156,312
				2,954,430
	PIPELINES - 2.4%
560,000	El Paso LLC	7.0000	6/15/2017	626,743
575,000	MarkWest Energy Partners LP	4.5000	7/15/2023	543,375
460,000	Rockies Express Pipeline LLC - 144A	6.0000	1/15/2019	429,525
610,000	Rockies Express Pipeline LLC - 144A	6.8500	7/15/2018	597,800
1,395,000	Sabine Pass Liquefaction LLC - 144A	5.6250	2/1/2021	1,379,306
365,000	Sabine Pass Liquefaction LLC - 144A	5.6250	4/15/2023	357,700
				3,934,449
	REAL ESTATE - 0.4%
635,000	Realogy Group LLC - 144A	7.6250	1/15/2020	712,787

	REITS - 1.1%
1,130,000	iStar Financial, Inc.	7.1250	2/15/2018	1,214,750
375,000	RHP Hotel Properties LP - 144A	5.0000	4/15/2021	369,375
175,000	Sabra Health Care LP	8.1250	11/1/2018	189,000
				1,773,125
	SEMICONDUCTORS - 0.6%
420,000	Freescale Semiconductor, Inc. - 144A	5.0000	5/15/2021	406,350
138,000	Freescale Semiconductor, Inc. - 144A	10.1250	3/15/2018	151,800
300,000	MagnaChip Semiconductor SA	10.5000	4/15/2018	335,947
				894,097
	SOFTWARE - 0.4%
555,000	MedAssets, Inc.	8.0000	11/15/2018	598,012

	TELECOMMUNICATIONS - 11.8%
620,000	Cincinnati Bell, Inc.	8.2500	10/15/2017	652,550
705,000	Cincinnati Bell, Inc.	8.3750	10/15/2020	749,062
1,540,000	Cincinnati Bell, Inc.	8.7500	3/15/2018	1,609,300
650,000	Crown Castle International Corp.	5.2500	1/15/2023	628,875
350,000	Crown Castle International Corp.	7.1250	11/1/2019	378,875
1,650,000	EarthLink, Inc. - 144A	7.3750	6/1/2020	1,637,625

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Principal Amount	Security	Interest Rate	Maturity Date	Value

	TELECOMMUNICATIONS (Continued) - 11.8%
$ 720,000	EarthLink, Inc.	8.8750%	5/15/2019	$ 712,800
490,000	Frontier Communications Corp.	8.1250	10/1/2018	548,800
730,000	Frontier Communications Corp.	8.5000	4/15/2020	813,950
855,000	Frontier Communications Corp.	9.2500	7/1/2021	996,075
1,730,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	1,881,375
500,000	Level 3 Financing, Inc.	7.0000	6/1/2020	521,250
805,000	Level 3 Financing, Inc.	8.1250	7/1/2019	879,463
700,000	Level 3 Financing, Inc.	8.6250	7/15/2020	773,500
165,000	Level 3 Financing, Inc.	10.0000	2/1/2018	178,612
375,000	Lynx I Corp. - 144A	5.3750	4/15/2021	381,563
500,000	NeuStar, Inc. - 144A	4.5000	1/15/2023	470,000
1,555,000	SBA Communications Corp.	5.6250	10/1/2019	1,574,437
500,000	SBA Telecommunications, Inc.	5.7500	7/15/2020	513,750
825,000	Sprint Communications, Inc.	7.0000	8/15/2020	873,469
110,000	Sprint Communications, Inc. - 144A	9.0000	11/15/2018	130,625
1,450,000	Sprint Communications, Inc.	11.5000	11/15/2021	1,935,750
350,000	Windstream Corp.	7.7500	10/15/2020	374,500
				19,216,206
	TRANSPORTATION - 1.2%
1,190,000	Florida East Coast Railway Corp.	8.1250	2/1/2017	1,267,350
595,000	Swift Services Holdings, Inc.	10.0000	11/15/2018	667,887
				1,935,237

	TOTAL BONDS & NOTES (Cost - $147,009,609)			149,425,191

	PREFERRED STOCK - 1.9%	Dividend
Shares	BANKS - 1.9%	Rate
432	Ally Financial, Inc. - 144A	7.0000%		427,923
100,275	Zions Bancorporation	9.5000		2,561,024
	TOTAL PREFERRED STOCK (Cost - $2,769,896)			2,988,947

	SHORT-TERM INVESTMENT - 4.3%
	MONEY MARKET FUND - 4.3%
6,960,654	First American Government Obligations Fund, 0.02% +			6,960,654
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,960,654)

	TOTAL INVESTMENTS - 99.1% (Cost - $156,740,159) (a)			$ 159,374,792
	OTHER ASSETS LESS LIABILITIES - 0.9%			1,488,171
	NET ASSETS - 100.0%			$ 160,862,963

	+ Variable rate security- interest rate is as of July 31, 2013.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

	REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $156,776,713 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation	$ 3,899,256
			Unrealized Depreciation	(1,301,177)
			Net Unrealized Appreciation	$ 2,598,079

Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2013

Shares	Security	Value
	COMMON STOCK - 64.8%
	BANKS - 1.2%
2,500	JPMorgan Chase & Co.	$ 139,325

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
5,000	Arlington Asset Investment Corp.	126,400
8,300	Medley Capital Corp.	121,180
		247,580
	FOOD - 2.5%
11,000	Safeway, Inc.	283,690

	INVESTMENT COMPANIES - 12.1%
37,600	Apollo Investment Corp.	305,688
19,000	BlackRock Kelso Capital Corp.	192,090
1,200	Fifth Street Finance Corp.	13,008
10,500	PennantPark Investment Corp.	122,325
36,000	Prospect Capital Corp.	394,200
36,000	TICC Capital Corp.	361,440
		1,388,751
	MACHINERY-DIVERSIFIED - 2.0%
2,800	Deere & Co.	232,596

	MISCELLANEOUS MANUFACTURING - 2.1%
10,000	General Electric Co.	243,700

	OIL & GAS - 4.8%
27,000	Pengrowth Energy Corp.	156,060
3,000	Royal Dutch Shell PLC - ADR	212,610
3,900	Transocean Ltd.	183,924
		552,594
	PHARMACEUTICALS - 5.5%
4,500	Cardinal Health Inc.	225,405
2,300	Eli Lilly & Co.	122,153
1,600	Johnson & Johnson	149,600
2,800	Merck & Co., Inc.	134,876
		632,034
	PRIVATE EQUITY - 2.3%
36,000	Gladstone Investment Corp.	258,480

	REITS - 13.4%
8,000	American Capital Mortgage Investment Corp.	156,640
20,000	Anworth Mortgage Asset Corp.	97,200
22,500	CYS Investments, Inc.	186,750
27,000	Dynex Capital, Inc.	259,470
9,000	Franklin Street Properties Corp.	119,790
2,000	Gladstone Commercial Corp.	37,220
4,600	Hospitality Properties Trust	131,054
18,500	New York Mortgage Trust, Inc.	119,140
488	Silver Bay Realty Trust Corp.	7,852
30,000	Two Harbors Investment Corp.	300,900
7,524	Whitestone REIT - Cl. B	121,738
		1,537,754
Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013

Shares	Security	Value
	RETAIL - 2.4%
6,000	American Eagle Outfitters, Inc.	$ 117,840
3,000	Kohl's Corp.	158,940
		276,780
	SEMICONDUCTORS - 3.8%
10,500	Cypress Semiconductor Corp.	134,085
4,000	Intel Corp.	93,200
7,500	Intersil Corp. - Cl. A	76,575
10,000	Marvell Technology Group Ltd.	129,700
		433,560
	TELECOMMUNICATIONS - 9.5%
5,600	AT&T Inc.	197,512
7,000	CenturyLink, Inc.	250,950
4,500	Cisco Systems, Inc.	114,975
10,000	Deutsche Telekom AG - ADR	121,900
9,000	Telefonica Brasil SA - ADR	193,230
9,000	Telefonica SA - ADR *	127,710
3,000	Vodafone Group PLC - ADR	89,850
		1,096,127
	WATER - 1.0%
5,300	California Water Service Group	115,540

	TOTAL COMMON STOCK (Cost - $7,038,389)	7,438,511

	EXCHANGE TRADED FUNDS - 23.5%
	DEBT FUND - 4.0%
6,000	ProShares UltraShort 20+ Year Treasury *	451,800

	EQUITY FUND - 19.5%
55,800	ProShares UltraShort S&P500 *	2,060,694
4,000	SPDR S&P International Dividend ETF	179,480
		2,240,174

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,926,289)	2,691,974

	TOTAL INVESTMENTS - 88.3% (Cost - $9,964,678) (a)	$ 10,130,485
	OTHER ASSETS LESS LIABILITIES - 11.7%	1,343,641
	NET ASSETS - 100.0%	$ 11,474,126

	ADR - American Depositary Receipt
	REIT - Real Estate Investment Trust
*	Non-income producing security
(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,033,199 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation:	$ 602,336
	Unrealized Depreciation:	(505,050)
	Net Unrealized Appreciation:	$ 97,286

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013

Shares	Security					Value

	COMMON STOCK - 46.0%
	AGRICULTURE - 1.6%
2,700	Lorillard, Inc.					$ 114,831
3,000	Philip Morris International, Inc.					267,540
						382,371
	BANKS - 5.0%
4,500	Citigroup, Inc.					234,630
870	Goldman Sachs Group, Inc.					142,706
7,800	JPMorgan Chase & Co.					434,694
8,300	Wells Fargo & Co.					361,050
						1,173,080
	BEVERAGES - 3.9%
6,850	Cia de Bebidas das Americas - ADR					258,793
16,600	Coca-Cola Co.					665,328
						924,121
	BIOTECHNOLOGY - 0.6%
915	Celgene Corp. *					134,377

	COMMERCIAL SERVICES - 1.5%
600	Mastercard, Inc. - Cl. A					366,366

	COMPUTERS - 5.3%
6,800	Accenture PLC - Cl. A					501,908
1,700	Apple, Inc.					769,250
						1,271,158
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
4,800	Franklin Resources, Inc.					234,624
5,650	T Rowe Price Group, Inc.					425,106
						659,730
	FOOD - 1.0%
3,300	ConAgra Foods, Inc.					119,493
1,845	Kellogg Co.					122,213
						241,706
	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,600	Tupperware Brands Corp.					134,848

	INTERNET - 3.6%
1,500	Amazon.com, Inc. *					451,830
8,000	eBay, Inc. *					413,520
						865,350
	MACHINERY-CONSTRUCTION & MINING - 0.9%
2,675	Caterpillar, Inc.					221,785

	MISCELLANEOUS MANUFACTURING - 2.7%
4,300	Dover Corp.					368,252
4,000	Eaton Corp.					275,800
						644,052
	OIL & GAS - 2.7%
1,300	Anadarko Petroleum Corp.					115,076
2,200	EOG Resources, Inc.					320,078
2,400	Occidental Petroleum Corp.					213,720
						648,874
	OIL & GAS SERVICES - 3.1%
3,000	National Oilwell Varco, Inc.					210,510
6,650	Schlumberger Ltd.					540,844
						751,354

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Shares	Security					Value

	PHARMACEUTICALS - 3.7%
6,200	Johnson & Johnson					$ 579,700
6,300	Merck & Co., Inc.					303,471
						883,171
	RETAIL - 2.9%
1,500	Costco Wholesale Corp.					175,935
2,500	Home Depot, Inc.					197,575
2,230	Wal-Mart Stores, Inc.					173,806
3,100	Walgreen Co.					155,775
						703,091
	SEMICONDUCTORS - 1.5%
5,600	Qualcomm, Inc.					361,480

	SOFTWARE - 1.4%
10,700	Oracle Corp.					346,145

	TELECOMMUNICATIONS - 1.2%
11,000	Cisco Systems, Inc.					281,050

	TOTAL COMMON STOCK (Cost - $9,089,621)					10,994,109

Principal		Interest		Maturity
Amount		Rate		Date
	CONVERTIBLE BONDS - 36.2%
	APPAREL - 1.4%
$ 280,000	Iconix Brand Group, Inc. - 144A	1.5000%		3/15/2018		$ 336,175

	AUTO MANUFACTURERS - 0.4%
65,000	Tesla Motors, Inc.	1.5000		6/1/2018		84,825

	BIOTECHNOLOGY - 3.3%
90,000	Gilead Sciences, Inc.	1.6250		5/1/2016		243,563
225,000	Illumina, Inc. - 144A	0.2500		3/15/2016		254,672
190,000	Medicines Co. - 144A	1.3750		6/1/2017		242,725
65,000	Merrimack Pharmaceuticals, Inc.	4.5000		7/15/2020		67,478
						808,438
	COMPUTERS - 1.7%
325,000	Sandisk Corp.	1.5000		8/15/2017		413,359

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
90,000	Air Lease Corp. - 144A	3.8750		12/1/2018		112,894
65,000	FXCM, Inc. - 144A	2.2500		6/15/2018		70,322
125,000	Walter Investment Management Corp.	4.5000		11/1/2019		134,141
						317,357
	HEALTHCARE-PRODUCTS - 1.6%
200,000	Hologic, Inc.	2.0000	+	12/15/2037		235,875
110,000	Insulet Corp.	3.7500		6/15/2016		146,231
						382,106
	HEALTHCARE-SERVICES - 2.2%
65,000	Healthways, Inc. - 144A	1.5000		7/1/2018		68,148
180,000	Molina Healthcare, Inc. - 144A	1.1250		1/15/2020		198,112
200,000	WellPoint, Inc. - 144A	2.7500		10/15/2042		261,625
						527,885
	HOLDING COMPANIES-DIVERSIFIED - 0.5%
85,000	Leucadia National Corp.	3.7500		4/15/2014		108,959

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Principal		Interest		Maturity
Amount	Security	Rate		Date		Value

	HOME BUILDERS - 1.4%
$ 240,000	Ryland Group, Inc.	0.2500%		6/1/2019		$ 222,000
80,000	Ryland Group, Inc.	1.6250		5/15/2018		113,500
						335,500
	HOUSEHOLD PRODUCTS/WARES - 0.8%
157,000	Jarden Corp. - 144A	1.8750		9/15/2018		185,849

	INSURANCE - 0.7%
100,000	AmTrust Financial Services	5.5000		12/15/2021		156,312

	INTERNET - 2.2%
330,000	Priceline.com, Inc.	1.0000		3/15/2018		395,587
125,000	Shutterfly, Inc. - 144A	0.2500		5/15/2018		135,703
						531,290
	INVESTMENT COMPANIES - 1.4%
310,000	Ares Capital Corp.	5.7500		2/1/2016		339,062

	IRON/STEEL - 1.0%
100,000	Steel Dynamicsm, Inc.	5.1250		6/15/2014		108,563

	LODGING - 1.0%
200,000	MGM Resorts International	4.2500		4/15/2015		233,625

	MACHINERY-DIVERSIFIED - 1.2%
210,000	AGCO Corp.	1.2500		12/15/2036		291,113

	MEDIA - 1.2%
250,000	Liberty Interactive LLC - 144A	0.7500		3/30/2043		281,875

	METAL FABRICATE/HARDWARE - 0.5%
125,000	RTI International Metals, Inc.	1.6250		10/15/2019		127,500

	MISCELLANEOUS MANUFACTURING - 1.0%
200,000	Trinity Industries, Inc.	3.8750		6/1/2036		232,375

	OIL & GAS SERVICES - 3.0%
90,000	Exterran Holdings, Inc.	4.2500		6/15/2014		128,194
175,000	Helix Energy Solutions Group, Inc.	3.2500		3/15/2032		233,406
320,000	Hornbeck Offshore Services, Inc.	1.6250	+	11/15/2026		365,504
						727,104
	PHARMACEUTICALS - 2.6%
80,000	Pacira Pharmaceuticals, Inc. - 144A	3.2500		2/1/2019		125,850
325,000	Salix Pharmaceuticals Ltd.	1.5000		3/15/2019		417,016
60,000	Vivus, Inc. - 144A	4.5000		5/1/2020		70,200
						613,066
	SEMICONDUCTORS - 0.9%
190,000	Lam Research Corp.	1.2500		5/15/2018		222,063

	SOFTWARE - 4.6%
140,000	Concur Technologies, Inc. - 144A	0.5000		6/15/2018		146,825
60,000	Cornerstone OnDemand, Inc. - 144A	1.5000		7/1/2018		63,600
79,000	Electronic Arts, Inc.	0.7500		7/15/2016		86,949
140,000	NetSuite, Inc. - 144A	0.2500		6/1/2018		146,650
180,000	Nuance Communications, Inc.	2.7500		8/15/2027		208,350
125,000	Salesforce.com, Inc. - 144A	0.2500		4/1/2018		124,531

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
		Interest		Maturity
Shares	Security	Rate		Rate		Value

	SOFTWARE (Continued) - 4.6%
$ 155,000	Take-Two Interactive Software, Inc.	1.7500%		12/1/2016		$ 182,609
90,000	Workday, Inc. - 144A	0.7500		7/15/2018		95,288
30,000	Workday, Inc. - 144A	1.5000		7/15/2020		31,819
						1,086,621
	TELECOMMUNICATIONS - 0.8%
180,000	Ixia	3.0000		12/15/2015		197,775

	TOTAL CONVERTIBLE BONDS (Cost - $7,919,548)					8,648,797
		Dividend
Shares		Rate
	PREFERRED STOCK - 12.8%
	AEROSPACE/DEFENSE - 3.2%
12,000	United Technologies Corp.	7.5000%				769,560

	BANKS - 1.1%
230	Wells Fargo & Co.	7.5000				267,490

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
5,500	AMG Capital Trust II	5.1500				324,305

	ELECTRIC - 2.3%
5,500	NextEra Energy, Inc.	5.8890				319,715
4,200	PPL Corp.	8.7500				228,816
						548,531
	INSURANCE - 1.5%
6,400	MetLife, Inc.	5.0000				365,184

	OIL & GAS - 2.3%
250	Chesapeake Energy Corp. - 144A	5.7500				275,469
260	Chesapeake Energy Corp. - 144A	5.7500				278,200
						553,669
	TRANSPORTATION - 1.0%
1,900	Genesee & Wyoming, Inc.	5.0000				236,531

	TOTAL PREFERRED STOCK (Cost - $2,612,899)					3,065,270

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUND - 5.2%
1,214,960	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.01% +					1,214,960
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,214,960)

	TOTAL INVESTMENTS - 100.2% (Cost - $20,837,028) (a)					$ 23,923,136
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %					(45,515)
	NET ASSETS - 100.0%					$ 23,877,621

	+ Variable rate security- interest rate is as of July 31, 2013.
	* Non-Income producing security.
	ADR - American Depositary Reciept
	144A - Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,098,451 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

					Unrealized Appreciation	$ 3,208,041
					Unrealized Depreciation	(383,356)
				Net Unrealized Appreciation		$ 2,824,685

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security	Value
	COMMON STOCK - 98.1%
	AEROSPACE/DEFENSE - 4.9%
13,472	Honeywell International, Inc.	$ 1,117,907
10,416	United Technologies Corp.	1,099,617
		2,217,524
	AUTO PARTS & EQUIPMENT - 1.8%
8,400	BorgWarner, Inc. *	801,612

	BANKS - 12.7%
27,600	Bank of New York Mellon Corp.	868,020
5,500	Goldman Sachs Group, Inc.	902,165
25,702	JPMorgan Chase & Co.	1,432,372
19,707	US Bancorp	735,465
41,600	Wells Fargo & Co.	1,809,600
		5,747,622
	BEVERAGES - 1.4%
9,567	Beam, Inc.	621,759

	CHEMICALS - 0.9%
9,500	Mosaic Co.	390,355

	COMPUTERS - 5.2%
2,400	Apple, Inc.	1,086,000
28,900	EMC Corp.	755,735
8,900	SanDisk Corp. *	490,568
		2,332,303
	CONGLOMERATES - 7.0%
15,400	Dover Corp.	1,318,856
75,527	General Electric Co.	1,840,593
		3,159,449
	COSMETICS/PERSONAL CARE - 1.9%
10,400	Procter & Gamble Co.	835,120

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
16,200	American Express Co.	1,195,074

	ELECTRIC - 2.3%
12,236	NextEra Energy, Inc.	1,059,760

	ELECTRIC UTILITIES - 1.8%
24,500	Public Service Enterprise Group, Inc.	827,855

	ELECTRONICS - 1.5%
15,000	Agilent Technologies, Inc.	670,950

	INSURANCE - 4.0%
16,332	Allstate Corp.	832,605
21,400	American International Group, Inc. *	973,914
		1,806,519
	INTERNET - 2.1%
18,500	eBay, Inc. *	956,265

	MACHINERY-DIVERSIFIED - 1.9%
10,200	Deere & Co.	847,314
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value
	MEDIA - 4.1%
16,300	CBS Corp.	$ 861,292
8,700	Time Warner Cable, Inc.	992,409
		1,853,701
	MEDICAL - 4.1%
16,200	Baxter International, Inc.	1,183,248
6,702	Laboratory Corp. of America Holdings *	648,352
		1,831,600
	MINING - 1.8%
29,500	Freeport-McMoRan Copper & Gold, Inc.	834,260

	OIL & GAS - 12.7%
10,232	Apache Corp.	821,118
13,400	Chevron Corp.	1,686,926
13,396	ConocoPhillips	868,865
17,200	Hess Corp.	1,280,712
11,900	Occidental Petroleum Corp.	1,059,695
		5,717,316
	OIL & GAS SERVICES - 2.0%
19,800	Halliburton Co.	894,762

	PHARMACEUTICALS - 6.8%
24,600	AmerisourceBergen Corp.	1,433,442
13,500	Express Scripts Holding Co. *	884,925
35,500	Warner Chilcott PLC	756,505
		3,074,872
	RETAIL - 4.2%
10,400	Kohl's Corp.	550,992
17,100	Wal-Mart Stores, Inc.	1,332,774
		1,883,766
	SEMICONDUCTORS - 1.6%
30,328	Intel Corp.	706,643

	SOFTWARE - 3.2%
23,200	Microsoft Corp.	738,456
21,300	Oracle Corp.	689,055
		1,427,511
	TELECOMMUNICATIONS - 2.0%
35,300	Cisco Systems, Inc.	901,915

	TELEPHONE - INTERGRATED - 2.0%
25,445	AT&T, Inc.	897,445

	TOBACCO - 1.6%
8,195	Philip Morris International, Inc.	730,830

	TOTAL COMMON STOCK (Cost - $28,318,861)	44,224,102

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
836,987	AIM Short Term Investment Tr Prime Portfolio, Institutional Class 0.02% +	836,987
	TOTAL SHORT-TERM INVESTMENTS (Cost - $836,987)

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

	TOTAL INVESTMENTS - 99.9% (Cost - $29,155,848) (a)	$ 45,061,089
	OTHER ASSETS LESS LIABILITIES - 0.1%	25,223
	NET ASSETS - 100.0%	$ 45,086,312

	+ Variable rate security- interest rate is as of July 31, 2013.
	* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,966,367 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation:	$ 16,058,520
	Unrealized Depreciation:	(963,798)
	Net Unrealized Appreciation:	$ 15,094,722

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security	Value

	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 8.3%
6,857	Boeing Co.	$ 720,671
7,310	Transdigm Group	1,056,953
10,649	United Technologies Corp.	1,124,215
		2,901,839
	APPAREL - 3.2%
17,689	Nike, Inc.	1,112,992

	BEVERAGES - 6.7%
12,502	Anheuser-Busch InBev NV - ADR	1,196,566
13,777	PepsiCo, Inc.	1,150,931
		2,347,497
	CHEMICALS - 2.3%
6,606	Praxair, Inc.	793,843

	COMPUTERS - 6.7%
2,364	Apple, Inc.	1,069,710
48,789	EMC Corp	1,275,832
		2,345,542
	COSMETICS/PERSONAL CARE - 2.5%
10,697	Procter & Gamble Co.	858,969

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
3,323	Visa, Inc. - Cl. A	588,204

	ELECTRONICS - 5.5%
15,968	Honeywell International, Inc.	1,325,025
6,426	Thermo Fisher Scientific, Inc.	585,473
		1,910,498
	FOOD - 5.2%
36,209	Mondelez International, Inc. - Cl. A	1,132,255
17,347	Unilever NV - adr	694,053
		1,826,308
	HEALTHCARE-PRODUCTS - 5.7%
7,364	Baxter International, Inc.	537,867
11,622	Covidien PLC	716,264
13,698	St Jude Medical, Inc.	717,638
		1,971,769
	INSURANCE - 8.0%
14,979	Berkshire Hathaway, Inc. *	1,735,617
2,012	Markel Corp. *	1,066,360
		2,801,977
	INTERNET - 4.7%
17,617	EBAY, Inc. *	910,623
838	Google Inc-Cl A *	743,809
		1,654,432
	MEDIA - 5.0%
13,508	Disney (Walt) Co.	873,292
28,875	Twenty-First Century Fox	862,785
		1,736,077
	OIL & GAS - 5.8%
9,316	Exxon Mobil Corp.	873,375
13,074	Occidental Petroleum Corp.	1,164,240
		2,037,615
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value

	OIL & GAS SERVICES - 2.3%
10,073	Schlumberger Ltd.	$ 819,237

	PHARMACEUTICALS - 4.2%
10,078	Allergan, Inc.	918,307
6,033	Johnson & Johnson	564,085
		1,482,392
	REITS - 3.0%
14,818	American Tower Corp.	1,048,966

	RETAIL - 3.7%
7,099	Home Depot, Inc.	561,034
10,010	Starbucks Corp.	713,112
		1,274,146
	SEMICONDUCTORS - 6.0%
20,701	Analog Devices, Inc.	1,021,801
15,872	Qualcomm, Inc.	1,024,538
		2,046,339
	SOFTWARE - 5.5%
11,806	Intuit	754,640
36,134	Oracle Corp.	1,168,935
		1,923,575
	Transportation - 2.0%
4,350	Union Pacific Corp.	689,866

	TOTAL COMMON STOCK (Cost - $25,513,795)	34,172,083

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
945,789	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.07% +	945,789
	TOTAL SHORT-TERM INVESTMENT (Cost - $945,789)

	TOTAL INVESTMENTS - 100.7% (Cost - $26,459,584) (a)	$ 35,117,872
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(236,817)
	NET ASSETS - 100.0%	$ 34,881,055

	+ Variable rate security- interest rate is as of July 31, 2013.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,576,569 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 8,582,358
	Unrealized Depreciation	(41,055)
	Net Unrealized Appreciation	$ 8,541,303

Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security		Value

	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 6.4%
6,865	BE Aerospace, Inc. *		$ 478,559
1,359	TransDigm Group, Inc.		196,498
			675,057
	APPAREL - 7.2%
5,406	Coach, Inc.		287,221
3,200	Michael Kors Holdings Ltd. *		215,488
3,683	Under Armour, Inc. - Cl. A *		247,240
			749,949
	BIOTECHNOLOGY - 9.2%
1359	Alexion Pharmeaceuticals, Inc. *		157,956
1505	Celgene Corp. *		221,024
6048	Gilead Sciences, Inc. *		371,650
800	Regeneron Pharmaceuticals *		216,048
			966,678
	CHEMICALS - 2.2%
2329	Monsanto Co.		230,059

	COMMERCIAL SERVICES - 4.2%
720	Mastercard, Inc. - Cl. A		439,639

	COMPUTERS - 4.7%
1,094	Apple, Inc.		495,035

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
2,230	Visa, Inc. - Cl. A		394,732

	FOOD - 2.8%
5,335	Whole Foods Market, Inc.		296,519

	HEALTHCARE-PRODUCTS - 2.6%
701	Intuitive Surgical, Inc. *		271,988

	INTERNET - 26.6%
1,747	Amazon.com, Inc. *		526,231
5,335	EBAY, Inc. *		275,766
1,842	F5 Networks, Inc. *		161,654
9,357	Facebook, Inc. - Cl. A *		344,618
3,740	LinkedIn Corp. - Cl. A *		762,175
559	Priceline.com, Inc. *		489,500
4,512	Splunk, Inc. *		225,645
			2,785,589
	LODGING - 2.3%
4,289	Las Vegas Sands Corp.		238,340

	MACHINERY-DIVERSIFIED - 2.6%
2,230	Cummins, Inc.		270,254

	METAL FABRICATE/HARDWARE - 3.4%
1,600	Precision Castparts Corp.		354,752

Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security		Value

	PHARMACEUTICALS - 3.5%
1,941	Allergan, Inc.		$ 176,864
1,794	Pharmacyclics, Inc. *		194,882
			371,746
	REITS - 1.8%
2,670	American Tower Corp.		189,009

	RETAIL - 7.8%
402	Chipotle Mexican Grill, Inc. - Cl. A *		165,732
6,065	Starbucks Corp.		432,071
2,182	Ulta Salon Cosmetics & Fragrance, Inc. *		220,164
			817,967
	SEMICONDUCTORS - 2.6%
6,789	ARM Holdings PLC		272,578

	SOFTWARE - 4.9%
3,153	Red Hat, Inc. *		163,231
7,953	Salesforce.com, Inc. *		347,944
			511,175

	TOTAL COMMON STOCK (Cost - $8,334,902)		10,331,066

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
144,340	First American Prime Obligations Fund, 0.00% +		144,340
	TOTAL SHORT-TERM INVESTMENT (Cost - $144,340)

	TOTAL INVESTMENTS - 100.0% (Cost - $8,479,242) (a)		$ 10,475,406
	OTHER ASSETS LESS LIABILITIES - 0.0%		3,870
	NET ASSETS - 100.0%		$ 10,479,276

	+ Variable rate security- interest rate is as of July 31, 2013.
	* Non-Income producing security.
	REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,483,074 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

		Unrealized Appreciation	$ 2,196,295
		Unrealized Depreciation	(203,963)
		Net Unrealized Appreciation	$ 1,992,332

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security	Value

	COMMON STOCK - 1.3%
	COMMERCIAL SERVICES - 1.3%
20,640	Capital Senior Living Corp. *	$ 475,546
	TOTAL COMMON STOCK (Cost - $496,358)

	REITS - 96.7%
	APARTMENTS - 10.7%
16,840	Apartment Investment & Management Co.	494,759
7,340	AvalonBay Communities, Inc.	993,396
18,820	Camden Property Trust	1,327,563
6,370	Essex Property Trust, Inc	1,027,417
		3,843,135
	DIVERSIFIED - 10.3%
13,900	American Tower REIT, Inc.	983,981
29,920	Cousins Properties, Inc.	306,680
64,690	Duke Realty Corp.	1,065,444
43,940	Lexington Corporate Prop Trust	551,008
		2,907,113
	HEALTH CARE - 11.8%
11,460	HCP, Inc.	502,750
19,520	Health Care REIT, Inc.	1,258,845
12,850	Omega Healthcare Investors	409,016
13,000	Physicians Realty Trust *	149,500
11,090	Sabra Health Care REIT, Inc.	291,002
3,520	Senior Housing Prop Trust	88,528
23,303	Ventas, Inc.	1,531,939
		4,231,580
	HOTELS - 7.0%
30,060	Ashford Hospitality Trust	350,800
36,920	Chesapeake Lodging Trust	845,837
21,460	Felcor Lodging Trust, Inc. *	129,618
15,040	Lasalle Hotel Properties	405,178
15,280	Strategic Hotels & Resorts, Inc. *	135,381
49,500	Sunstone Hotel Investors, Inc. *	640,530
		2,507,344
	MORTGAGE - 4.1%
38,300	MFA Mortgage Investments, Inc.	305,634
34,320	Starwood Property Trust, Inc.	871,728
30,000	Two Harbors Investment Corp.	300,900
		1,478,262
	OFFICE PROPERTY - 9.0%
15,390	Boston Properties, Inc.	1,645,960
21,820	Douglas Emmett, Inc.	545,718
9,600	Highwoods Properties, Inc.	348,288
7,380	SL Green Realty Corp.	668,997
		3,208,963
	REGIONAL MALLS - 18.4%
24,660	CBL & Associates Properties, Inc.	561,508
21,570	General Growth Properties, Inc.	447,362
28,071	Simon Property Group	4,493,044
15,870	Tanger Factory Outlet Center	514,664
7,950	Taubman Centers, Inc.	582,099
		6,598,677

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value

	SHOPPING CENTERS - 8.3%
38,010	Acadia Reality Trust	$ 979,898
49,140	Developers Diversified Realty	839,311
31,520	Ramco-Gershenson	488,245
12,360	Regency Centers Corp	651,742
		2,959,196
	SINGLE TENANT - 1.0%
38,370	Spirit Realty Capital	350,318

	STORAGE - 6.2%
65,050	CubeSmart	1,053,810
27,440	Extra Space Storage, Inc	1,153,852
5,730	Public Storage	912,330
		3,119,992
	WAREHOUSE/INDUSTRIAL - 9.9%
44,060	First Industrial Realty Trust	720,822
49,880	Prologis, Inc.	1,913,397
36,790	STAG Industrial, Inc	762,657
		3,396,876

	TOTAL REITS (Cost - $31,299,871)	34,601,456

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
981,937	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	981,937
	TOTAL SHORT-TERM INVESTMENTS (Cost - $981,937)

	TOTAL INVESTMENTS - 100.7% (Cost - $32,778,166) (a)	$ 36,058,939
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(259,329)
	NET ASSETS - 100.0%	$ 35,799,610

	* Non-Income producing security.
	REIT - Real Estate Investment Trust.
	+ Variable rate security- interest rate is as of July 31, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,953,583 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 3,387,681
	Unrealized Depreciation	(282,325)
	Net Unrealized Appreciation	$ 3,105,356

Dunham Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2013

Shares	Security	Value
	COMMON STOCK - 94.4%
	AGRICULTURE - 5.8%
1,900	Altria Group, Inc.	$ 66,614
1,200	Lorillard Inc.	51,036
600	Philip Morris International, Inc.	53,508
1,700	Reynolds American, Inc.	84,031
		255,189
	COMMERCIAL SERVICES - 2.7%
2,000	Macquarie Infrastructure Co. LLC	116,760

	ELECTRIC - 4.7%
1,000	Dominion Resources, Inc.	59,310
1,000	Exelon Corp.	30,590
2,000	MDU Resources Group, Inc.	56,080
700	NextEra Energy Inc.	60,627
		206,607
	ENGINEERING & CONSTRUCTION - 1.4%
1,000	Chicago Bridge & Iron Co.	59,580

	GAS - 5.8%
1,000	Atmos Energy Corp.	44,240
2,000	National Grid PLC - ADR	119,180
2,900	NiSource, Inc.	89,088
		252,508
	IRON/STEEL - 5.3%
10,000	Cliffs Natural Resources, Inc.	195,100
2,000	Mesabi Trust	36,180
		231,280
	OIL & GAS - 5.8%
1,000	ConocoPhillips	64,860
1,000	Phillips 66	61,500
3,000	Seadrill Ltd.	128,040
		254,400
	PIPELINES - 32.0%
900	Atlas Pipeline Partners LP	34,110
900	Boardwalk Pipeline Partners LP	28,179
1,000	Buckeye Partners LP	71,130
6,000	Crosstex Energy, Inc.	120,540
2,000	Crosstex Energy LP	41,400
1,000	DCP Midstream Partners LP	52,670
1,100	El Paso Pipeline Partners LP	45,716
1,000	Enbridge Energy Partners LP	31,620
2,000	Enbridge, Inc.	88,900
700	Energy Transfer Partners LP	36,442
800	Enterprise Products Partners LP	49,624
2,000	Inergy Midstream LP	48,540
1,000	Kinder Morgan Energy Partners LP	82,510
2,000	Kinder Morgan, Inc.	75,520
1,000	Magellan Midstream Partners LP	54,680
2,000	ONEOK, Inc.	105,900

Dunham Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013

Shares	Security	Value
	PIPELINES - 32.0% (CONTINUED)
1,000	ONEOK Partners LP	$ 50,900
2,000	Pembina Pipeline Corp.	62,700
1,200	Plains All American Pipeline LP	63,888
1,000	Sunoco Logistics Partners LP	60,910
500	TC Pipelines LP	25,710
2,000	TransCanada Corp.	91,440
1,600	Williams Cos, Inc.	54,672
500	Williams Partners LP	25,110
		1,402,811
	REITS - 2.9%
1,000	Highwoods Properties, Inc.	36,280
2,000	Lexington Realty Trust	25,080
1,000	Mack-Cali Realty Corp.	24,060
1,000	Universal Health Realty Income Trust	43,470
		128,890
	SEMICONDUCTORS - 8.3%
8,000	Intel Corp.	186,400
4,500	Microchip Technology, Inc.	178,830
		365,230
	TELECOMMUNICATIONS - 16.0%
1,900	AT&T Inc.	67,013
2,200	CenturyLink ,Inc.	78,870
4,000	Cisco Systems, Inc.	102,200
10,000	Deutsche Telekom AG - ADR	121,900
15,000	Frontier Communications Corp.	65,400
2,000	Verizon Communications, Inc.	98,960
3,000	Vodafone Group PLC - ADR	89,850
9,000	Windstream Corp.	75,150
		699,343
	TRANSPORTATION - 3.7%
2,000	Golar LNG Ltd.	69,060
2,000	Martin Midstream Partners LP	91,060
		160,120

	TOTAL COMMON STOCK (Cost - $3,924,108)	4,132,718

	CLOSED-END FUNDS - 1.9%
10,000	Templeton Global Income Fund
	(Cost $95,608)	82,100

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
161,245	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.07% +
	(Cost $161,245)	161,245

Dunham Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013

		Value
	TOTAL INVESTMENTS - 100.0% (Cost - $4,180,961) (a)	$ 4,376,063
	OTHER ASSETS LESS LIABILITIES - 0.0%	1,418
	NET ASSETS - 100.0%	$ 4,377,481

	ADR - American Depositary Receipt
	REIT - Real Estate Investment Trust
+	Variable rate security. Interest rate is as of July 31, 2013.
(a)	Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,179,138 and
	differs from market value by net unrealized appreciation (depriciation) on securities as follows:
	Unrealized Appreciation:	$ 283,239
	Unrealized Depreciation:	(86,314)
	Net Unrealized Appreciation:	$ 196,925

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares						Value
	COMMON STOCK - 95.0%
	ADVERTISING - 0.1%
801	Publicis Groupe SA					$ 64,454

	AEROSPACE/DEFENSE - 0.5%
38,769	BAE Systems PLC					262,007

	AGRICULTURE - 1.5%
2,213	British American Tobacco PLC - ADR					235,685
1,530	Imperial Tobacco Group PLC - ADR					102,724
8,800	Japan Tobacco, Inc.					305,748
5,142	Swedish Match AB					191,482
						835,639
	AIRLINES - 0.8%
16,985	Deutsche Lufthansa AG *					339,492
20,025	International Consolidated Airlines Group SA *					88,594
2	Turk Hava Yollari					6
						428,092
	APPAREL - 0.6%
1,061	Adidas AG					117,958
5,499	Burberry Group PLC					127,685
345	Christian Dior SA					60,977
						306,620
	AUTO MANUFACTURERS - 5.7%
5,219	Bayerische Motoren Werke AG					509,505
11,000	Daihatsu Motor Co. Ltd.					240,629
6,250	Daimler AG					432,448
44,366	Fiat SpA *					352,829
7,000	Fuji Heavy Industries Ltd.					171,527
17,000	Hino Motors Ltd.					259,274
3,018	Kia Motors Corp.					170,905
2,928	Renault SA					230,097
4,500	Suzuki Motor Corp.					107,081
8,100	Toyota Motor Corp.					490,536
949	Volkswagen AG					215,098
						3,179,929
	AUTO PARTS & EQUIPMENT - 4.5%
3,400	Aisin Seiki Co. Ltd.					134,046
4,400	Bridgestone Corp.					155,046
1,742	Cie Generale des Etablissements Michelin					174,230
3,466	Continental AG					544,373
2,000	Denso Corp.					90,350
492	Hyundai Mobis					119,952
5,100	JTEKT Corp.					63,637
15,000	NGK Insulators Ltd.					198,923
2,000	NGK Spark Plug Co. Ltd.					39,487
15,100	Sumitomo Electric Industries Ltd.					202,802
13,000	Sumitomo Rubber Industries Ltd.					215,293
3,800	Toyoda Gosei Co. Ltd.					92,836
6,300	Toyota Industries Corp.					257,377
2,956	Valeo SA					233,448
						2,521,800
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	BANKS - 9.0%
48,505	Akbank TAS					$ 184,969
80,119	Asya Katilim Bankasi AS *					80,175
118,447	Banca Monte dei Paschi di Siena SpA *					32,378
5,222	Banco Bradesco SA - ADR					63,813
17,713	Banco Espirito Santo SA *					17,202
26,200	Banco Santander Brasil SA					157,299
23,810	Bank Leumi Le-Israel BM *					79,844
115,500	Bank Mandiri Persero Tbk PT					100,166
6,651	BNP Paribas SA					430,114
591,000	China Construction Bank Corp.					440,667
1,179	Commonwealth Bank of Australia					78,408
23,348	Credit Agricole SA *					222,299
13,273	DNB ASA					219,769
799	Erste Group Bank AG					24,162
109,884	Intesa Sanpaolo SpA					209,066
117,716	Lloyds Banking Group PLC *					122,145
12,940	Mediobanca SpA					79,511
10,860	Pohjola Bank PLC					187,612
3,607	Raiffeisen Bank International AG					109,187
68,463	Sberbank of Russia - ADR					789,378
8,090	Skandinaviska Enskilda Banken AB					88,845
12,823	Societe Generale SA					514,568
3,917	Swedbank AB					94,010
61,591	Turkiye Is Bankasi					162,488
24,448	Turkiye Vakiflar Bankasi Tao					53,002
97,549	UniCredit SpA					531,461
						5,072,538
	BEVERAGES - 1.2%
25,417	Coca-Cola Amatil Ltd.					292,696
11,000	Coca-Cola West Co. Ltd.					212,648
903	Diageo PLC - ADR					113,173
5,000	Kirin Holdings Co. Ltd.					73,572
						692,089
	BIOTECHNOLOGY - 0.8%
7,754	CSL Ltd.					459,106

	BUILDING MATERIALS - 0.4%
3,117	HeidelbergCement AG					239,513

	CHEMICALS - 1.1%
15,000	Daicel Corp.					128,491
28,000	Denki Kagaku Kogyo KK					102,681
1,011	Lonza Group AG					77,460
22,500	Mitsubishi Chemical Holdings Corp.					105,070
52,000	Sumitomo Chemical Co. Ltd.					170,118
						583,820
	COMMERCIAL SERVICES - 0.5%
10,205	Brambles Ltd.					83,014
4,469	Intertek Group PLC					205,012
						288,026
	COMPUTERS - 0.5%
34,000	Fujitsu Ltd.					129,537
17,711	Research In Motion Ltd. *					155,296
						284,833

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	DISTRIBUTION/WHOLESALE - 1.2%
9,200	ITOCHU Corp.					$ 108,743
37,000	Marubeni Corp.					255,651
14,200	Mitsui & Co. Ltd.					189,295
80,600	Sojitz Corp.					136,386
						690,075
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
34,914	Aberdeen Asset Management PLC					203,633
2,800	Acom Co. Ltd. *					85,433
5,016	ASX Ltd.					156,555
32,100	BM&FBovespa SA					173,308
25,243	Old Mutual PLC					74,270
						693,199
	ELECTRIC - 1.5%
8,500	Chubu Electric Power Co., Inc.					117,287
49,519	Enel SpA					165,271
20,281	Iberdrola SA					111,937
39,114	Terna Rete Elettrica Nazionale SpA					174,253
6,600	Tohoku Electric Power Co., Inc. *					76,658
28,500	Tokyo Electric Power Co., Inc. *					173,068
						818,474
	ELECTRICAL COMPONPONES & EQUIPMENT - 0.6%
14,500	Brother Industries Ltd.					160,224
13,000	Furukawa Electric Co. Ltd.					31,234
9,900	Ushio, Inc.					120,884
						312,342
	ELECTRONICS - 1.9%
9,900	Advantest Corp.					128,342
2,300	Hamamatsu Photonics KK					79,472
12,300	Ibiden Co. Ltd.					182,437
1,300	Kyocera Corp.					131,111
550	LG Display Co. Ltd. *					13,647
77,000	NEC Corp.					173,189
5,200	Omron Corp.					160,039
7,096	Rexel SA					172,144
						1,040,381
	ENGINEERING & CONSTRUCTION - 2.2%
1,620	Acciona SA					76,192
58,200	Airports of Thailand PCL					329,862
27,638	Auckland International Airport Ltd.					69,189
67,296	Enka Insaat ve Sanayi AS					184,779
3,000	JGC Corp.					105,238
13,715	Leighton Holdings Ltd.					203,025
39,944	TAV Havalimanlari Holding AS					248,665
						1,216,950
	ENTERTAINMENT - 0.4%
24,283	OPAP SA					217,366

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value

	FOOD - 4.3%
2,251	Aryzta AG					$ 138,372
5,368	BIM Birlesik Magazalar AS					123,002
5,484	Delhaize Group SA					360,901
22,890	Distribuidora Internacional de Alimentacion SA					188,929
1,389	Kerry Group PLC					85,120
5,000	Kikkoman Corp.					85,615
13,029	Koninklijke Ahold NV					214,094
5,835	Nestle SA					393,123
22,500	Nisshin Seifun Group, Inc.					259,412
3,749	Suedzucker AG					122,149
2,000	Toyo Suisan Kaisha Ltd.					62,229
7,530	Woolworths Ltd.					224,983
3,600	Yakult Honsha Co. Ltd.					166,910
						2,424,839
	FOOD SERVICE - 0.4%
15,034	Compass Group PLC					204,760

	FOREST PRODUCTS & PAPER - 0.2%
4,239	Svenska Cellulosa AB					111,646

	GAS - 0.8%
10,602	Enagas SA					261,310
8,454	Gas Natural SDG SA					171,672
239	Korea Gas Corp.					13,277
						446,259
	HAND/MACHINE TOOLS - 0.2%
24,000	Fuji Electric Co. Ltd.					89,236

	HEALTHCARE-PRODUCTS - 1.2%
5,930	Coloplast A/S					345,546
1,945	Smith & Nephew PLC - ADR					115,630
1,000	Sysmex Corp.					64,181
3,000	Terumo Corp.					150,963
						676,320
	HEALTHCARE-SERVICES - 0.2%
3,644	Ramsay Health Care Ltd.					120,282

	HOLDING COMPANIES-DIVERSIFIED - 1.9%
8,701	Bidvest Group Ltd.					213,816
3,756	Exor SpA					123,504
1,545	Groupe Bruxelles Lambert SA					125,072
17,622	KOC Holding AS					77,398
833	Wendel SA					96,061
47,000	Wharf Holdings Ltd.					403,848
						1,039,699
	HOME BUILDERS - 0.0%
1,000	Sekisui House Ltd.					12,841

	HOME FURNISHINGS - 0.0%
511	Electrolux AB					14,835

	HOUSEHOLD PRODUCTS/WARES - 0.9%
54,300	Kimberly-Clark de Mexico SAB de CV					178,208
97,500	Unilever Indonesia Tbk PT					301,668
						479,876
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	HOUSEWARES - 0.0%
3	Turkiye Sise ve Cam Fabrikalari AS					$ 4

	INSURANCE - 7.7%
15,107	Aegon NV					116,103
39,679	Aegon NV - NY Registry Shares					306,719
7,105	Ageas					283,867
2,400	AIA Group Ltd.					11,360
844	Allianz SE					131,181
16,152	Assicurazioni Generali SpA					318,688
34,622	AXA SA					761,139
22,000	China Life Insurance Co. Ltd.					52,773
6,382	CNP Assurances					107,655
146	Dai-ichi Life Insurance Co. Ltd. The					197,785
6,199	Delta Lloyd NV					133,617
14,303	Gjensidige Forsikring ASA					220,331
234	Hannover Rueckversicherung SE					17,335
15,032	ING Groep NV - Dutch Cert *					153,033
1,142	Muenchener Rueckversicherungs AG					226,182
4,577	Prudential PLC - ADR					162,850
68,346	Resolution Ltd.					335,140
3,700	SCOR SE					117,602
9,611	Suncorp Group Ltd.					110,311
1,417	Swiss Life Holding AG					253,119
18,000	T&D Holdings Inc.					226,260
2,493	Tokio Marine Holdings, Inc. - ADR					79,402
						4,322,452
	INTERNET - 0.1%
2,700	SBI Holdings, Inc.					28,117

	INVESTMENT COMPANIES - 0.4%
8,288	Investor AB					247,767

	LEISURE TIME - 0.6%
2,372	TUI Travel PLC					13,728
16,900	Yamaha Corp.					215,477
7,700	Yamaha Motor Co. Ltd.					102,650
						331,855
	LODGING - 0.1%
1,772	Crown Ltd.					20,327
18,006	SKYCITY Entertainment Group Ltd.					59,976
						80,303
	MACHINERY-DIVERSIFIED - 1.5%
7,144	Hexagon AB					217,301
54,000	Kawasaki Heavy Industries Ltd.					196,306
34,000	Mitsubishi Heavy Industries Ltd.					181,685
16,098	Zardoya Otis SA					233,942
						829,234
	MEDIA - 1.1%
153,500	BEC World PCL					300,990
12,310	British Sky Broadcasting Group PLC					154,480
55,903	ITV PLC					143,226
						598,696
	MINING - 0.1%
21,000	Mitsubishi Materials Corp.					73,517

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	MISCELLANEOUS MANUFACTURES - 0.9%
4,728	ALS Ltd					$ 35,953
8,700	FUJIFILM Holdings Corp.					189,711
4,085	FUJIFILM Holdings Corp. - ADR					88,767
24,000	Konica Minolta, Inc.					195,435
						509,866
	OFFICE/BUSINESS EQUIPMENT - 0.5%
5,612	Canon, Inc. - ADR					173,074
11,000	Ricoh Co. Ltd.					122,898
						295,972
	OIL & GAS - 4.8%
7,637	BP PLC - ADR					316,477
11,926	Caltex Australia Ltd.					200,025
89,585	Gazprom OAO - ADR *					694,284
2,000	Idemitsu Kosan Co. Ltd.					165,762
4,405	Lukoil OAO -ADR					261,921
8,343	Lukoil OAO -ADR					492,237
10,025	Repsol SA					239,647
12,401	Rosneft OAO - GDR					87,554
4,200	Showa Shell Sekiyu KK					38,500
7,842	Surgutneftegas OAO - ADR *					62,344
3,999	Woodside Petroleum Ltd.					134,729
						2,693,480
	OIL & GAS SERVICES - 0.2%
8,021	AMEC PLC					130,857

	PHARMACEUTICALS - 14.8%
4,570	Actelion Ltd.					302,319
1,700	Alfresa Holdings Corp.					83,932
6,000	Astellas Pharma, Inc.					319,364
9,292	AstraZeneca PLC					469,739
6,456	AstraZeneca PLC - ADR					327,448
2,481	Bayer AG - ADR					287,598
1,828	Bayer AG					211,927
12,235	Celesio AG					275,775
10,800	Chugai Pharmaceutical Co. Ltd.					213,121
27,200	Daiichi Sankyo Co. Ltd.					440,525
6,100	Eisai Co. Ltd.					256,610
4,531	GlaxoSmithKline PLC					115,508
28,539	GlaxoSmithKline PLC - ADR					1,454,347
3,311	Grifols SA					139,475
1,000	Kyowa Hakko Kirin Co. Ltd.					9,919
21,500	Medipal Holdings Corp.					265,411
752	Merck KGaA					123,926
3,779	Orion OYJ					92,265
6,200	Otsuka Holdings Co. Ltd.					199,184
1,453	Roche Holding AG					355,933
3,548	Roche Holding AG - ADR					217,528
6,598	Sanofi					688,912
1,163	Sanofi - ADR					59,871
2,000	Santen Pharmaceutical Co. Ltd.					86,716
5,700	Shionogi & Co. Ltd.					115,074
4,850	Shire PLC - ADR					530,347
2,500	Suzuken Co. Ltd.					77,765
9,300	Takeda Pharmaceutical Co. Ltd.					412,744
5,300	Tsumura & Co.					150,249
						8,283,532
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	REAL ESTATE - 1.7%
50,000	China Resources Land Ltd.					$ 137,200
30,800	Henderson Land Development Co. Ltd.					191,834
52,500	Hopewell Holdings Ltd.					166,363
27,000	Hysan Development Co. Ltd.					114,570
35,000	New World Development Co. Ltd.					51,052
3,000	Sun Hung Kai Properties Ltd.					39,993
50,000	Wheelock & Co. Ltd.					260,033
						961,045
	REITS - 0.7%
65,061	Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT					89,788
11,500	Link REIT The					56,156
215	Unibail-Rodamco SE					52,102
18,949	Westfield Group					190,679
						388,725
	RETAIL - 1.9%
4,818	Autogrill SpA *					73,402
22,300	Citizen Holdings Co. Ltd.					126,712
4,449	Inditex SA					592,333
32,600	Jollibee Foods Corp.					116,292
308	Swatch Group AG The					182,193
						1,090,932
	RETAIL - APPAREL/SHOES - 0.2%
1,562	Next PLC					118,146

	RETAIL - CONVENIENCE STORE - 0.6%
151,800	CP ALL PCL					169,508
3,300	FamilyMart Co. Ltd.					144,916
						314,424
	RETAIL - MAJOR DEPARTMENT STORE - 0.1%
18,284	Home Retail Group PLC					41,721

	RETAIL - MISCELLANEOUS/DIVERSIFIED - 0.2%
15,935	Woolworths Holdings Ltd.					108,137

	RETAIL - RESTAURANTS - 0.2%
2,360	Whitbread PLC					115,655

	SEMICONDUCTORS - 2.2%
300	Rohm Co. Ltd.					11,510
773	Samsung Electronics Co. Ltd. - GDR					281,295
830	Samsung Electronics Co. Ltd. - GDR					475,590
339	Samsung Electronics Co. Ltd.					386,346
2,100	Tokyo Electron Ltd.					95,076
						1,249,817
	SOFTWARE - 0.7%
10,953	Amadeus IT Holding SA					375,723

	TELECOMMUNICATIONS - 6.5%
66,382	BT Group PLC					342,255
3,487	BT Group PLC - ADR					180,348
64,000	China Mobile Ltd.					680,856
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	TELECOMMUNICATIONS - 6.5% (Continued)
8,362	Deutsche Telekom AG - ADR					$ 101,933
5,000	KDDI Corp.					275,324
39,665	Koninklijke KPN NV *					104,181
2,540	Mobile Telesystems OJSC - ADR					49,505
1,400	Nippon Telegraph & Telephone Corp.					70,293
48,637	Nokia OYJ - ADR *					191,630
25,524	Nokia OYJ *					100,646
16,271	Orange SA - ADR					160,269
11,550	TDC A/S					100,841
6,040	Tele2 AB					77,085
5,792	Telekomunikasi Indonesia Persero Tbk PT - ADR					264,173
7,220	Telenor ASA					159,151
3,391	Telstra Corp. Ltd. - ADR					75,789
4,132	Vivendi *					88,124
13,044	Vodafone Group PLC - ADR					390,668
5,415	Ziggo NV					214,962
						3,628,033
	TOYS/GAMES/HOBBIES - 0.3%
9,500	Namco Bandai Holdings, Inc.					152,957

	TRANSPORTATION - 0.9%
2,163	Deutsche Post AG					60,329
3,100	East Japan Railway Co.					248,211
43,491	Toll Holdings Ltd.					207,704
						516,244

	TOTAL COMMON STOCK (Cost - $47,967,544)					53,315,057

	PREFERRED STOCK - 1.8%			Dividend Rate
	AUTO MANUFACTURERS - 1.1%
2,714	Bayerische Motoren Werke AG			4.3200%		205,802
1,500	Porsche Automobil Holding SE			3.0900		126,850
1,200	Volkswagen AG			2.0800		283,942
						616,594
	BANKS - 0.5%
24,600	Banco Bradesco SA			0.2300		299,482

	MEDIA - 0.2%
2,266	ProSiebenSat.1 Media AG *			0.0000		92,547

	TOTAL PREFERRED STOCK (Cost - $861,233)					1,008,623

	RIGHT - 0.0%
	BANKS - 0.0%
77,769	Banco Santander Brasil SA *					778

	MACHINERY-DIVERSIFIED - 0.0%
16,075	Zardoya Otis SA *					9,129

	MISCELLANEOUS MANUFACTURES - 0.0%
430	ALS Ltd *					266

	TOTAL RIGHT - (Cost $12,268)					10,173

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares						Value
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
840,698	Fidelity Institutional Money Market Funds - Government Portfolio 0.01% +					$ 840,698
	TOTAL SHORT-TERM INVESTMENTS (Cost - $840,698)

	TOTAL INVESTMENTS - 98.3% (Cost - $49,681,743) (a)					$ 55,174,551
	OTHER ASSETS LESS LIABILITIES - 1.7%					966,380
	NET ASSETS - 100.0%					$ 56,140,931

	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	REIT - Real Estate Investment Trust
	* Non-Income producing security.
	+ Variable rate security. Interest rate is as of July 31, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,251,610 and differs from market value by net unrealized appreciation (depriciation) on securities as follows:

				Unrealized Appreciation:		$ 7,286,256
				Unrealized Depreciation:		(2,363,315)
				Net Unrealized Appreciation:		$ 4,922,941

	Forward Currency Contracts
						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
	To Buy:
	Brazilian Real	8/1/2013	US Bank	26,803	$ 11,843	$ 97
	Euro	8/1/2013	Mellon Bank	30,446	40,343	(55)
	South Korean	8/1/2013	US Bank	27,519,151	24,780	281
	Thai Baht	8/1/2013	US Bank	995,353	31,913	188
	Brazilian Real	8/2/2013	Mellon Bank	18,293	8,050	34
	Euro	8/2/2013	Mellon Bank	39,779	52,821	38
	South Korean	8/2/2013	US Bank	19,739,372	17,723	150
	Euro	8/5/2013	Mellon Bank	22,957	30,501	39
	Thai Baht	8/5/2013	US Bank	2,891,028	92,454	519
	Australian Dollar	9/18/2013	Royal Bank of Scotland	1,531,687	1,404,328	35,444
	British Pound	9/18/2013	Deutche Bank	238,963	370,490	8,285
	Canadian Dollar	9/18/2013	UBS	371,273	359,957	(533)
	Danish Krona	9/18/2013	UBS	2,491,320	435,572	(8,112)
	Euro	9/18/2013	Mellon Bank	4,913,399	6,496,828	(24,116)
	Hong Kong Dollar	9/18/2013	UBS	1,987,676	256,258	(90)
	New Zeland Dollar	9/18/2013	Royal Bank of Scotland	42,005	32,999	(308)
	Norwegian Krona	9/18/2013	Royal Bank of Scotland	1,977,542	340,624	7,234
	Singapore Dollar	9/18/2013	UBS	79,578	63,247	796
	Sweedan Krona	9/18/2013	Mellon Bank	130,979	19,573	(412)
	Swiss Franc	9/18/2013	Deutche Bank	276,851	295,532	(2,401)
	Yen	9/18/2013	Mellon Bank	545,033,587	5,601,446	59,646

						$ 76,724

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	(Depreciation)
	To Sell:
	Yen	8/5/2013	Mellon Bank	7,570,544	$ 77,209	$ (254)
	Australian Dollar	8/6/2013	UBS	228,593	207,086	(2,175)
	Yen	8/6/2013	Mellon Bank	1,574,742	16,011	(4)
	Australian Dollar	9/18/2013	Royal Bank of Scotland	1,604,503	1,511,060	(77,101)
	British Pound	9/18/2013	Deutsche Bank	1,466,632	2,273,976	(50,947)
	Canadian Dollar	9/18/2013	UBS	4,525,816	4,415,196	(20,803)
	Danish Krona	9/18/2013	UBS	2,206,008	391,640	1,233
	Euro	9/18/2013	Mellon Bank	1,033,024	1,354,852	16,150
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	(Depreciation)
	To Sell (Continued):
	Hong Kong Dollar	9/18/2013	UBS	798,570	$ 102,941	$ 50
	Israeli Shekel	9/18/2013	Royal Bank of Scotland	231,932	64,061	906
	Norwegian Krona	9/18/2013	Mellon Bank	652,121	109,067	873
	Singapore Dollar	9/18/2013	UBS	1,046,871	767,807	(16,880)
	Sweedan Krona	9/18/2013	Mellon Bank	1,753,915	270,083	(2,465)
	Swiss Franc	9/18/2013	Deutsche Bank	1,739,801	1,862,343	9,942
	Yen	9/18/2013	Mellon Bank	49,035,824	503,780	(5,193)
						$ (146,668)

	Total unrealized loss on forward foreign currency contracts					$ (69,945)

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security	Value
	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 2.9%
5,290	Curtiss-Wright Corp.	$ 214,986
8,370	Ducommun, Inc. *	191,171
7,760	Orbital Sciences Corp. *	143,870
		550,027
	AGRICULTURE - 1.1%
3,680	Andersons, Inc. The	218,298

	AIRLINES - 0.7%
8,740	SkyWest, Inc.	132,149

	APPAREL - 0.8%
2,780	Deckers Outdoor Corp. *	152,427

	AUTO PARTS & EQUIPMENT - 1.6%
9,100	Standard Motor Products, Inc.	312,949

	BANKS - 14.8%
6,070	Banner Corp.	225,076
9,020	Central Pacific Financial Corp. *	167,682
5,110	Eagle Bancorp, Inc. *	134,240
770	First Citizens BancShares, Inc.	161,315
10,880	First Financial Bancorp	175,277
3,290	First Financial Holdings, Inc.	182,398
7,960	First Interstate Bancsystem, Inc. - Cl. A	187,617
12,190	First Midwest Bancorp, Inc.	186,141
5,780	Hancock Holding Co.	189,353
11,340	Hanmi Financial Corp. *	192,780
7,300	International Bancshares Corp.	176,733
14,140	Old National Bancorp	203,757
20,860	TrustCo Bank Corp.	123,908
8,000	Trustmark Corp.	215,760
4,420	WesBanco, Inc.	130,169
4,443	Wintrust Financial Corp.	181,763
		2,833,969
	BIOTECHNOLOGY - 1.0%
4,350	Charles River Laboratories International, Inc. *	198,099

	BUILDING MATERIALS - 0.8%
9,120	Louisiana-Pacific Corp. *	148,291

	CHEMICALS - 2.7%
5,930	A Schulman, Inc.	158,924
4,210	Minerals Technologies, Inc.	193,660
3,880	Sensient Technologies Corp.	170,759
		523,343
	COMMERCIAL SERVICES - 3.8%
5,530	Aaron's, Inc.	158,490
15,280	Albany Molecular Research, Inc. *	194,209
10,340	Convergys Corp.	195,736
4,750	FTI Consulting, Inc. *	176,985
		725,420
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value
	COMPUTERS - 2.2%
3,640	Diebold, Inc.	$ 118,882
2,340	DST Systems, Inc.	163,870
6,060	Insight Enterprises, Inc. *	129,623
		412,375
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
5,500	Encore Capital Group, Inc. *	213,730

	ELECTRIC - 4.6%
3,370	Black Hills Corp.	178,778
4,570	El Paso Electric Co.	172,609
6,960	Empire District Electric Co. The	161,333
3,360	IDACORP, Inc.	177,307
5,800	Portland General Electric Co.	183,860
		873,887
	ELECTRICAL COMPONETS & EQUIPMENT - 1.2%
4,190	EnerSys, Inc.	221,735

	ELECTRONICS - 3.7%
8,620	Benchmark Electronics, Inc. *	190,674
14,040	TTM Technologies, Inc. *	129,730
11,950	Vishay Intertechnology, Inc. *	171,960
4,210	Watts Water Technologies, Inc.	220,099
		712,463
	ENGINEERING & CONSTRUCTION - 2.2%
6,650	AECOM Technology Corp. *	225,435
4,780	EMCOR Group, Inc.	197,318
		422,753
	ENTERTAINMENT - 1.0%
4,230	Marriott Vacations Worldwide Corp. *	186,120

	FOOD - 1.1%
17,500	Chiquita Brands International, Inc. *	211,400

	FOREST PRODUCTS & PAPER - 1.1%
23,030	Boise, Inc.	209,573

	GAS - 1.0%
3,680	Southwest Gas Corp.	182,675

	HEALTHCARE-PRODUCTS - 1.4%
6,890	Greatbatch, Inc. *	260,442

	HEALTHCARE-SERVICES - 1.4%
10,430	Gentiva Health Services, Inc. *	112,018
2,870	Magellan Health Services, Inc. *	164,020
		276,038
	INSURANCE - 4.9%
5,600	Aspen Insurance Holdings Ltd.	209,944
16,370	CNO Financial Group, Inc.	233,764
2,750	Hanover Insurance Group, Inc.	148,033
13,480	Maiden Holdings Ltd.	163,917
7,820	Selective Insurance Group, Inc.	191,199
		946,857
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value
	INTERNET - 1.7%
8,900	ValueClick, Inc. *	$ 217,516
13,310	VASCO Data Security International, Inc. *	109,541
		327,057
	INVESTMENT COMPANIES - 2.7%
18,010	BlackRock Kelso Capital Corp.	182,081
15,240	KCAP Financial, Inc.	159,563
33,670	MCG Capital Corp.	184,848
		526,492
	IRON/STEEL - 0.9%
8,890	Cliffs Natural Resources, Inc.	173,444

	LEISURE TIME - 1.0%
3,720	Life Time Fitness, Inc. *	198,239

	MACHINERY-DIVERSIFIED - 0.8%
4,800	Kadant, Inc.	157,152

	MINING - 0.8%
11,600	Coeur Mining, Inc. *	155,556

	OIL & GAS - 3.2%
9,990	Alon USA Energy, Inc.	136,463
4,500	Bonanza Creek Energy, Inc. *	183,330
5,890	Delek US Holdings, Inc.	178,173
17,420	Vaalco Energy, Inc. *	108,004
		605,970
	OIL & GAS SERVICES - 2.8%
4,330	Dawson Geophysical Co. *	156,226
12,400	Matrix Service Co. *	196,540
13,210	RPC, Inc.	189,167
		541,933
	REITS - 11.5%
12,800	Ashford Hospitality Trust, Inc.	149,376
9,660	Associated Estates Realty Corp.	147,605
12,030	Campus Crest Communities, Inc.	136,541
7,360	Chesapeake Lodging Trust	168,618
5,610	Coresite Realty Corp.	190,516
17,580	Cousins Properties, Inc.	180,195
9,580	CubeSmart	155,196
12,440	First Industrial Realty Trust, Inc.	203,518
6,650	Government Properties Income Trust	168,046
7,120	LaSalle Hotel Properties	191,813
3,450	Potlatch Corp.	151,904
6,820	RLJ Lodging Trust	165,180
2,830	Sovran Self Storage, Inc.	195,553
		2,204,061
	RETAIL - 3.7%
11,330	Bon-Ton Stores, Inc.	213,684
5,820	Jack in the Box, Inc. *	233,324
14,430	Kirkland's, Inc. *	253,679
		700,687
	SAVINGS & LOANS - 1.5%
5,540	Berkshire Hills Bancorp, Inc.	144,594
2,430	WSFS Financial Corp.	144,658
		289,252
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value
	SEMICONDUCTORS - 2.0%
15,930	Kulicke & Soffa Industries, Inc. *	$ 185,903
28,420	PMC - Sierra, Inc. *	187,714
		373,617
	SOFTWARE - 1.0%
11,660	Digital River, Inc. *	198,103

	TELECOMMUNICATIONS - 2.6%
22,520	Iridium Communications, Inc. *	189,618
17,480	Polycom, Inc. *	167,109
8,880	USA Mobility, Inc.	138,706
		495,433
	TEXTILES - 1.1%
2,120	UniFirst Corp.	207,802

	TRANSPORTATION - 0.8%
6,550	Werner Enterprises, Inc.	157,593

	TOTAL COMMON STOCK (Cost - $17,321,028)	18,237,411

	EXCHANGE TRADED FUNDS - 2.0%
	EQUITY FUND - 2.0%
4,200	iShares Russell 2000 Value ETF	382,116
	TOTAL EXCHANGE TRADED FUNDS (Cost - $373,372)

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
545,628	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	545,628
	TOTAL SHORT-TERM INVESTMENTS (Cost - $545,007)

	TOTAL INVESTMENTS - 100.0% (Cost - $18,239,407)	$ 19,165,155
	OTHER LIABILITIES LESS ASSETS - (0.0) %	(3,379)
	NET ASSETS - 100.0%	$ 19,161,776

	REIT - Real Estate Investment Trust
	+Variable rate security - interest rate is as July 31, 2013.
	* Non Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,545,752 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

	Unrealized Appreciation:	$ 772,070
	Unrealized Depreciation:	(153,288)
	Net Unrealized Appreciation:	$ 618,782

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares	Security	Value

	COMMON STOCK - 97.9%
	ADVERTISING - 1.0%
10,021	MDC Partners, Inc.	$ 246,617

	AEROSPACE/DEFENSE - 1.1%
4,006	BE Aerospace, Inc. *	279,258

	AIRLINES - 0.8%
6,209	Spirit Airlines, Inc. *	205,207

	APPAREL - 3.5%
4,148	G-III Apparel Group Ltd. *	213,456
6,700	Iconix Brand Group, Inc. *	220,028
8,190	Sketchers USA, Inc. CL-A *	223,423
4,130	Steven Madden Ltd. *	212,365
		869,272
	BANKS - 4.0%
9,019	PrivateBancorp, Inc.	212,758
2,392	Signature Bank *	218,988
3,732	SVB Financial Group *	325,505
12,512	Western Alliance Bancorp *	221,838
		979,089
	BIOTECHNOLOGY - 1.1%
19,437	EXACT Sciences Corp. *	266,676

	BUILDING MATERIALS - 2.5%
32,791	Builders FirstSource, Inc. *	193,467
7,439	Caesarstone Sdot-Yam Ltd *	241,321
3,675	Trex Co., Inc. *	173,975
		608,763
	CHEMICALS - 0.9%
4,473	Methanex Corp.	213,944

	COMMERCIAL SERVICES - 6.7%
1,337	Alliance Data Systems Corp. *	264,432
6,137	Grand Canyon Education, Inc. *	207,553
2,088	Huron Counsulting Group, Inc. *	106,363
8,722	MAXIMUS, Inc.	328,034
6,124	Team Health Holdings, Inc. *	246,307
3,137	Towers Watson & Co.	264,230
7,322	Xoom Corp. *	240,235
		1,657,154
	COMPUTERS - 4.5%
10,808	FleetMatics Group PLC *	407,029
4,988	Stratasys Ltd *	442,186
3,130	Syntel, Inc.	224,671
		1,073,886
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
7,059	Financial Engines, Inc.	336,997
2,065	Portfolio Recovery Associates, Inc. *	308,325
13,768	WageWorks, Inc. *	464,945
		1,110,267
	ENGINEERING & CONSTRUCTION - 0.9%
3,574	Chicago Bridge & Iron Co NV	212,939

	ENTERTAINMENT - 1.1%
3,609	Bally Technologies, Inc. *	258,693
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value

	FOOD - 0.9%
4,234	Fresh Market, Inc. *	$ 223,471

	HEALTHCARE-PRODUCTS - 5.8%
2,032	Cyberonics, Inc. *	105,644
7,624	Cynosure, Inc. - Cl. A *	217,132
13,055	DexCom, Inc. *	284,338
7,542	Insulet Corp. *	240,514
14,523	Novadaq Technologies, Inc. *	198,965
9,486	Spectranetics Corp. *	170,938
14,868	TearLab Corp. *	210,382
		1,427,913
	HEALTHCARE-SERVICES - 5.6%
9,244	Acadia Healthcare Co., Inc. *	340,826
5,362	Air Methods Corp.	180,110
6,636	Health Net, Inc. *	203,526
12,790	Healthways, Inc. *	219,476
6,252	ICON PLC *	245,203
3,887	LifePoint Hospitals, Inc. *	191,085
		1,380,226
	HOME BUILDERS - 1.2%
9,552	KB Home	169,548
8,934	TRI Pointe Homes, Inc. *	134,814
		304,362
	HOUSEHOLD PRODUCTS/WARES - 1.3%
5,105	SodaStream International Ltd *	332,233

	INSURANCE - 1.1%
6,212	Amtrust Financial Services, Inc.	258,606

	INTERNET - 3.2%
8,157	Marketo, Inc. *	256,375
4,991	SPS Commerce, Inc. *	322,069
6,513	WebMD Health Corp. *	214,994
		793,438
	MEDIA - 1.2%
4,395	AMC Networks, Inc. *	300,003

	MISCELLANEOUS MANUFACTURING - 0.8%
4,697	Polypore International, Inc. *	197,227

	OIL & GAS - 5.1%
2,531	Continental Resources, Inc. *	233,611
5,890	Diamondback Energy, Inc. *	224,880
4,317	Gulfport Energy Corp. *	229,664
7,714	Oasis Petroleum, Inc. *	324,297
3,036	Range Resources Corp.	240,148
		1,252,600
	PHARMACEUTICALS - 5.5%
14,098	BioScrip, Inc. *	229,093
13,240	Keryx Biopharmaceuticals, Inc. *	120,484
7,152	Pacira Pharmaceuticals, Inc. *	242,667
2,651	Pharmacyclics, Inc. *	287,978
3,392	Salix Pharmaceuticals Ltd *	250,669
19,237	Vanda Pharmaceuticals, Inc. *	224,303
		1,355,194

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013
Shares	Security	Value

	RETAIL - 16.5%
4,417	Asbury Automotive Group, Inc.	$ 215,726
9,951	Big 5 Sporting Goods Corp. *	201,707
5,139	Conn's, Inc. *	332,082
5,919	Del Frisco's Restaurant Group, Inc. *	124,536
3,505	Domino's Pizza, Inc.	219,343
3,044	DSW, Inc.	230,705
10,406	Fifth & Pacific Cos, Inc. *	247,871
4,904	Five Below, Inc. *	190,569
6,194	GNC Holdings, Inc.	326,919
8,214	Haverty Furniture Cos, Inc.	213,564
11,238	Kirkland's, Inc. *	197,564
7,638	Lithia Motors, Inc.	498,303
8,287	Pier 1 Imports, Inc.	194,744
4,012	Red Robin Gourmet Burgers, Inc. *	228,203
8,179	Texas Roadhouse, Inc.	199,895
7,104	Tile Shop Holdings, Inc. *	201,967
5,670	Urban Outfitters, Inc. *	241,315
		4,065,013
	SEMICONDUCTORS - 4.4%
49,742	Advanced Micro Devices, Inc. *	187,527
8,149	Monolithic Power Systems, Inc.	213,341
4,158	Power Integrations, Inc.	229,314
27,394	TriQuint Semiconductor, Inc. *	218,878
5,288	Xilinx, Inc.	246,897
		1,095,957
	SOFTWARE - 5.0%
5,067	Demandware, Inc. *	225,076
9,544	Envestnet, Inc. *	237,550
10,825	MedAssets, Inc. *	235,660
10,251	Omnicell, Inc. *	216,296
12,939	SciQuest, Inc. *	319,076
		1,233,658
	TELECOMMUNICATIONS - 3.8%
9,494	Ciena Corp. *	209,438
12,868	Finisar Corp. *	248,738
1,682	Gigamon, Inc. *	60,148
21,908	Infinera Corp. *	239,016
13,056	Ixia *	181,478
		938,818
	TRANSPORTATION - 3.9%
5,093	Echo Global Logistics, Inc. *	110,875
6,068	Old Dominion Freight Line, Inc. *	265,050
12,181	Roadrunner Transportation Systems, Inc. *	368,232
12,607	Swift Transportation Co. - Cl. A *	224,909
		969,066

	TOTAL COMMON STOCK (Cost - $19,878,415)	24,109,550

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
571,625	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	571,625
	TOTAL SHORT-TERM INVESTMENT (Cost - $571,625)

	TOTAL INVESTMENTS - 100.2% (Cost - $20,450,040) (a)	$ 24,681,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(52,765)
	NET ASSETS - 100.0%	$ 24,628,410
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

	+ Variable rate security- interest rate is as of July 31, 2013.
	* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,508,024 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 4,478,174
	Unrealized Depreciation	(305,023)
	Net Unrealized Appreciation	$ 4,173,151

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013

Shares	Security		Value
	COMMON STOCK - 94.5%
	AEROSPACE/DEFENSE - 1.0%
35,000	Embraer S.A.		$ 295,872

	AIRLINES - 1.1%
80,000	Turk Hava Yollari		334,599

	AUTO MANUFACTURERS - 2.2%
500,000	Geely Automobile Holdings Ltd.		208,698
20,000	Tata Motors Ltd. - ADR		480,800
			689,498
	AUTO PARTS & EQUIPMENT - 0.6%
720	Hyundai Mobis		175,539

	BANKS - 17.3%
12,650	Banco Bradesco SA - ADR		154,583
29,500	Bangkok Bank PCL - NVDR		192,712
111,646	BDO Unibank, Inc.		208,091
1,300	Credicorp Ltd.		154,427
76,400	FirstRand Ltd.		227,986
15,000	HDFC Bank Ltd. - ADR		493,500
18,000	ICICI Bank Ltd. - ADR		590,040
400,000	Industrial & Commercial Bank of China Ltd.		262,734
30,700	Kasikornbank PCL - NVDR		178,543
38,100	Malayan Banking Bhd		120,439
175,969	Metropolitan Bank & Trust		430,021
30,000	OTP Bank PLC		600,840
37,000	Sberbank of Russia - ADR		426,610
13,000	Sberbank of Russia - ADR		150,670
75,800	Security Bank Corp.		251,205
79,000	Siam Commercial Bank PCL - NVDR		399,198
70,000	Turkiye Halk Bankasi AS		523,740
			5,365,339
	BEVERAGES - 1.2%
9,600	Cia de Bebidas das Americas - ADR		362,688

	BUILDING MATERIALS - 1.2%
126,000	Indocement Tunggal Prakarsa Tbk PT		256,002
84,500	Semen Indonesia Persero Tbk PT		125,232
			381,234
	CHEMICALS - 0.6%
7,300	Ultrapar Participacoes SA		172,111

	COMMERCIAL SERVICES - 3.6%
14,760	Cielo SA		363,777
32,000	Estacio Participacoes SA		246,812
80,000	OHL Mexico SAB de CV *		210,105
15,000	WNS Holdings Ltd. - ADR *		297,600
			1,118,294
	COMPUTERS - 0.5%
56,485	Sonda SA		146,821

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Shares	Security		Value
	COSMETICS/PERSONAL CARE - 0.5%
300	LG Household & Health Care Ltd.		$ 157,986

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
50,000	BM&FBovespa SA		269,950
546,511	CTBC Financial Holding Co. Ltd.		360,491
			630,441
	ELECTRIC - 2.0%
30,000	Cia Energetica de Minas Gerais - ADR		277,800
200,000	Huaneng Power International, Inc.		208,570
5,100	Korea Electric Power Corp. *		130,211
			616,581
	ELECTRONICS - 1.1%
76,200	Hon Hai Precision Industry Co. Ltd.		197,309
11,000	TPK Holding Co. Ltd.		129,110
			326,419
	ENTERTAINMENT - 1.0%
1,101,500	Bloomberry Resorts Corp. *		301,700

	FOOD - 2.1%
6,000	BRF SA		127,946
100,000	JBS SA		283,974
4,000	Magnit OJSC - GDR		229,933
			641,853
	FOREST PRODUCTS & PAPER - 1.8%
50,000	Fibria Celulose SA - ADR *		554,000

	HEALTHCARE-PRODUCTS - 1.6%
22,500	Aspen Pharmacare Holdings Ltd.		496,110

	HOLDING COMPANIES-DIVERSIFIED - 2.4%
100,000	Alfa SAB de CV		253,744
21,268	Ayala Corp.		295,538
9,500	Imperial Holdings Ltd.		196,976
			746,258
	HOME BUILDERS - 0.9%
839,000	Land and Houses PCL - NVDR		270,268

	HOUSEHOLD PRODUCTS/WARES - 0.7%
22,500	Biostime International Holdings Ltd.		108,562
35,200	Kimberly-Clark de Mexico SAB de CV		115,523
			224,085
	INSURANCE - 1.8%
50,000	Porto Seguro SA		560,717

	INTERNET - 2.2%
12,400	Tencent Holdings Ltd.		561,345
5,300	Youku Tudou Inc. - ADR *		117,554
			678,899
	IRON/STEEL - 0.6%
200,000	Eregli Demir ve Celik Fabrikalari TAS		197,573

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Shares	Security		Value
	LODGING - 0.6%
7,770	Kangwon Land, Inc.		$ 197,800

	MEDIA - 1.9%
6,900	Naspers Ltd.		574,047

	MINING - 2.3%
65,100	Grupo Mexico SAB de CV		198,986
4,300	KGHM Polska Miedz SA		148,635
70,000	Sterlite Industries India Ltd. - ADR		352,100
			699,721
	MISCELLANEOUS MANUFACTURING - 0.7%
300,000	Fosun International Ltd.		227,272

	OIL & GAS - 9.1%
400,000	China Petroleum & Chemical Corp.		297,103
104,000	CNOOC Ltd.		187,969
2,700	Ecopetrol SA - ADR		123,093
15,000	Lukoil OAO - ADR		885,000
6,000	MOL Hungarian Oil & Gas PLC		448,499
1,700	NovaTek OAO - GDR		197,710
50,000	Petroleo Brasileiro SA - ADR		682,000
			2,821,374
	OIL & GAS SERVICES - 1.2%
5,800	Eurasia Drilling Co. Ltd. - GDR		229,100
3,900	Eurasia Drilling Co. Ltd. - GDR		154,050
			383,150
	PHARMACEUTICALS - 1.6%
13,000	Dr Reddy's Laboratories Ltd. - ADR		484,510

	REAL ESTATE - 5.0%
316,300	Ayala Land Inc.		218,750
146,000	China Overseas Grand Oceans Group Ltd.		173,110
266,000	China Overseas Land & Investment Ltd.		765,710
90,000	China Resources Land Ltd.		246,961
			1,404,531
	REITS - 1.1%
97,700	Emlak Konut Gayrimenkul Yatirim Ortakligi AS		134,832
63,000	Fibra Uno Administracion SA de CV		200,376
			335,208
	RETAIL - 3.8%
40,000	Dogus Otomotiv Servis ve Ticaret AS		226,357
47,100	Grupo Sanborns SA de CV		109,049
3,520	Kolao Holdings		97,792
34,125	SM Investments Corp.		746,036
			1,179,234
	SEMICONDUCTORS - 7.1%
28,000	Novatek Microelectronics Corp.		123,763
854	Samsung Electronics Co. Ltd.		973,274
323,000	Taiwan Semiconductor Manufacturing Co. Ltd.		1,098,441
			2,195,478

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

Shares	Security		Value
	SHIPBUILDING - 1.1%
10,000	Samsung Heavy Industries Co. Ltd.		$ 355,236

	TELECOMMUNICATIONS - 7.1%
70,800	Advanced Info Service PCL - NVDR		642,334
9,500	America Movil SAB de CV - ADR		199,310
64,800	Axiata Group Bhd		135,561
20,500	China Mobile Ltd.		218,087
20,000	Mobile Telesystems OJSC - ADR		389,800
2,120	SK Telecom Co. Ltd.		415,427
32,300	Turkcell Iletisim Hizmetleri AS *		186,585
			2,187,104
	WATER - 1.0%
30,000	Cia de Saneamento Basico do Estado de Sao Paulo		307,507

	TOTAL COMMON STOCK (Cost - $25,970,907)		28,797,057
		Dividend Rate %
	PREFERRED STOCK - 1.4%
	CHEMICALS - 1.0%
40000	Braskem S.A. *	0.000	306,236

	IRON/STEEL - 0.4%
10,200	Vale SA	2.051	126,187

	TOTAL PREFERRED STOCK (Cost - $362,294)		432,423

	EXCHANGE TRADED FUNDS - 2.5%
	EQUITY FUND - 2.5%
30,000	Market Vectors Russia ETF (Cost $795,004)		776,400

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
922,429	First American Government Obligations Fund - 0.01% +		922,429
	TOTAL SHORT-TERM INVESTMENTS (Cost - $922,429)

	TOTAL INVESTMENTS - 100.0% (Cost - $28,050,634) (a)		$ 30,928,309
	OTHER ASSETS LESS LIABILITIES - 0.0%		2,637
	NET ASSETS - 100.0%		$ 30,930,946

	ADR - American Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	GDR - Global Depositary Receipt
	REIT - Real Estate Investment Trust
*	Non-income producing security.
+	Variable rate security. Interest rate is as of July 31, 2013.
(a)

Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,153,175 and differs from market value by net unrealized appreciation (depriciation) on securities as follows:

	Unrealized Appreciation:		$ 3,776,823
	Unrealized Depreciation:		1,001,689
	Net Unrealized Appreciation:		$ 2,775,134

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP").

Security Valuation -In determining each Fund's Net Asset Value {"NAV") per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price ("NOCP"). If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the "Board") (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. ("Dunham & Associates" or the "Adviser') and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options  are valued at the last reported sale price at the close of the exchange  on which the security is primarily traded. If no sales are reported  for the exchange-traded  options, or the options are not exchange-traded,  then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the last bid price is used.

Trading  in securities  on Far Eastern  securities  exchanges  and over-the-counter  markets  is normally  completed  well before the  close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular  country or countries, may not take place on all business  days in New York. Furthermore,  trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases  of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously  with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities  for which current  market quotations  are not readily available, or for which  quotations  are not deemed to be representative  of market  values,  are valued at fair value as determined  in good faith by or under the direction of the Board in accordance  with the Trusfs Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's  fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time ("IT). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund's NAV.   However, Funds may determine that such developments  are so significant that they will materially affect the value of the Fund's  securities, and the Fund may adjust the previous  closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2009, both International Stock and Emerging Markets Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level1-Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2- Observable  inputs other than quoted prices  included  in level 1 that are observable  for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable  inputs are not available, representing the Fund's own assumptions  about the assumptions  a market  participant would use in valuing the asset or liability, and would be based on the best information available.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 154,795,319	$ -	$ -	$ 154,795,319
Closed-End Funds	2,786,789	-	-	2,786,789
Preferred Stock *	27,815,650	-		27,815,650
Bonds & Notes *	-	34,875,251	-	34,875,251
Purchased Options	787,797	-	-	787,797
Short-Term Investments	31,614,990	-	-	31,614,990
Total Investments	217,800,545	34,875,251	-	252,675,796
Derivatives
Forward Currency Exchange Contracts	-	345,955	-	345,955
Equity Swap Contracts	-	3,577,774		3,577,774
Total Derivatives	-	3,923,729	-	3,923,729
Liabilities
Securities Sold Short	18,704,358	-	-	18,704,358
Total Investments	18,704,358			18,704,358
Derivatives
Written Options	10,714,644	-	-	10,714,644
Forward Currency Exchange Contracts	-	290,993	-	290,993
Total Derivatives	$ 10,714,644	$ 290,993	$ -	$ 11,005,637

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 73,906,804	$ -	$ 73,906,804
Foreign Government Bond	-	547,000	-	547,000
U.S. Government & Agencies	-	29,580,509	-	29,580,509
Bank Loans	-	9,339,653	-	9,339,653
Preferred Stock *	665,280	-	-	665,280
Short-Term Investments	1,885,256	-	-	1,885,256
Total	$ 2,550,536	$ 113,373,966	$ -	$ 115,924,502

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 149,425,191	$ -	$ 149,425,191
Preferred Stock *	2,988,947	-	-	2,988,947
Short-Term Investment	6,960,654	-	-	6,960,654
Total	$ 9,949,601	$ 149,425,191	$ -	$ 159,374,792

Loss Averse Equity Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,438,511	$ -	$ -	$ 7,438,511
Exchange Traded Funds	2,691,974	-	-	2,691,974
Total	$ 10,130,485	$ -	$ -	$ 10,130,485

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 10,994,109	$ -	$ -	$ 10,994,109
Convertible Bonds *	-	8,648,797	-	8,648,797
Preferred Stock *	3,065,270	-	-	3,065,270
Short-Term Investment	1,214,960	-	-	1,214,960
Total	$ 15,274,339	$ 8,648,797	$ -	$ 23,923,136

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 44,224,102	$ -	$ -	$ 44,224,102
Short-Term Investments	836,987	-	-	$ 836,987
Total	$ 45,061,089	$ -	$ -	$ 45,061,089

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 34,172,083	$ -	$ -	$ 34,172,083
Short-Term Investment	945,789	-	-	945,789
Total	$ 35,117,872	$ -	$ -	$ 35,117,872

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 10,331,066	$ -	$ -	$ 10,331,066
Short-Term Investment	144,340	-	-	144,340
Total	$ 10,475,406	$ -	$ -	$ 10,475,406

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 475,546	$ -	$ -	$ 475,546
REITs *	34,601,456	-	-	34,601,456
Short-Term Investment	981,937	-	-	981,937
Total	$ 36,058,939	$ -	$ -	$ 36,058,939

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 4,132,718	$ -	$ -	$ 4,132,718
Closed-End Funds	82,100	-	-	82,100
Short-Term Investment	161,245	-	-	161,245
Total	$ 4,376,063	$ -	$ -	$ 4,376,063

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,732,427	$ 45,582,630	$ -	$ 53,315,057
Preferred Stock *	299,482	709,141	-	1,008,623
Rights	777	9,396		10,173
Short-Term Investments	840,698	-	-	840,698
Total Investments	$ 8,873,384	$ 46,301,167	$ -	$ 55,174,551
Derivatives
Forward Currency Exchange Contracts	-	141,904	-	141,904
Total Derivatives	$ -	$ 141,904	$ -	$ 141,904
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	(211,849)	-	(211,849)
Total Liabilities	$ -	$ (211,849)	$ -	$ (211,849)

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 18,237,411	$ -	$ -	$ 18,237,411
Exchange Traded Funds	382,116	-	-	382,116
Short-Term Investments	545,628	-	-	545,628
Total	$ 19,165,155	$ -	$ -	$ 19,165,155

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,109,550	$ -	$ -	$ 24,109,550
Short-Term Investment	571,625	-		571,625
Total	$ 24,681,175	$ -	$ -	$ 24,681,175

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,488,724	$ 22,308,333	$ -	$ 28,797,057
Preferred Stock *	432,423	-	-	432,423
Exchange Traded Funds	776,400	-	-	776,400
Short-Term Investments	922,429	-	-	922,429
Total Investments	$ 8,619,976	$ 22,308,333	$ -	$ 30,928,309

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2013 categorized by risk exposure:

	Unrealized Gain/(Loss) at 7/31/2013
Risk Exposure Category	Monthly Distribution	International Stock
Commodity contracts	$ -	$ -
Equity contracts	907,446	-
Foreign exchange contracts	54,962	(69,945)
Interest rate contracts	-	-
Total	$ 962,408	$ (69,945)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at July 31, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/30/13

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/30/13